[LOGO] STATE STREET RESEARCH

Government Income Fund
--------------------------------------------------------------------------------

                                   Semiannual Report to Shareholders
                                   April 30, 2001

In This Report                     Investment
                                     Update

                                    [GRAPHIC]

                               plus
                                   The Fund at a Glance
                                   Fund Portfolio and Financials

    Contents

2   6 Month Review
    A look at the fund and its market
    environment over the past 6 months

4   The Fund in Detail
    Portfolio holdings, financials and notes

From the Chairman

Rebound?

That's what investors are hoping for after one of the most challenging periods in the U.S. stock market in recent years. Hope resurfaced early in 2001 as most major stock indexes posted strong gains in January. However, the rally was short-lived. Then, stocks moved up again in April as the Federal Reserve Board continued to cut short-term interest rates and the U.S. economy registered modest growth in the first quarter.

[PHOTO]
Richard S. Davis

The lesson from these turbulent times is that diversification is still a sensible investment principle: Divide your assets among stocks, bonds and cash. Consider rebalancing your portfolio when it strays from its original mix. And don't let volatility derail your regular investment plan.

Diversification may not be a short- cut to your financial goals, but it's a road well-traveled by successful investors.

Sincerely,


/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
April 30, 2001

[GRAPHIC] 6 Month Review

                            How State Street Research
                        Government Income Fund Performed

Declining interest rates were the main influence on the bond market during the past six months. State Street Research Government Income Fund returned 5.30% for the 6-month period ended April 30, 2001.(1) That was slightly less than the Merrill Lynch Government Master Index, which gained 5.49% for the same period.(2) However, the fund outperformed the Lipper General U.S. Government Funds Average, which returned 5.14%.(3)

Reasons for the Fund's Performance

Long-term interest rates declined early in the period and continued to fall as the Federal Reserve Board Open Market Committee initiated a series of interest rate reductions. Long-term U.S. Treasury bonds were the initial beneficiaries of falling long-term interest rates. Subsequently, the fund's increased stake in short- and intermediate-term U. S. Treasuries and U.S. agency debentures benefited from declines in short-term interest rates. Nondollar fixed income investments performed well as the euro strengthened. The mortgage bond sector, however, was restrained by fears that more Americans would refinance their mortgages.

Changes in the Portfolio

During the period, we reduced our position in mortgage pass-through obligations, primarily by selling higher-coupon debt eligible for refinancing. We also repositioned the fund to take advantage of lower short- and intermediate-term interest rates.

Looking Ahead

Two distinct strategies are possible with regard to mortgage pass-throughs, depending on valuation. We may roll down the mortgage coupon to avoid the risk of refinancing, or continue to reduce the fund's stake in favor of U. S. agency debentures. We expect to take advantage of changing interest rates to reposition the fund. |_|

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

5.30% [UP ARROW]

"We look for addi-
tional opportunities
to take advantage of
declining short-term
interest rates."

[PHOTO]
Jack Kallis

Portfolio Manager,
State Street Research
Government Income
Fund

Merrill Lynch
Government Master
Index(2)

5.49% [UP ARROW]


2 State Street Research Government Income Fund

[GRAPHIC] The Fund at a Glance as of 4/30/01

State Street Research Government Income Fund is a bond fund focusing on U.S. government securities.

U.S. Treasury Bonds

Treasury bonds were the fund's best performing sector, as they benefited from a substantial drop in interest rates.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

Mortgage Debt

Fears of mortgage refinancing have hurt the performance of mortgage-related obligations during the past six months.

Total Net Assets: $630 million
--------------------------------------------------------------------------------
Asset Allocation

            [PIE CHART]

o   U.S. Agency Mortgages         51%

o   U.S. Treasury                 34%

o   Other Mortgage                 8%

o   Foreign Government             4%

o   Cash                           3%
-------------------------------------

Total Net Assets                 100%

See page 7 for more detail.

--------------------------------------------------------------------------------
Performance

Fund average annual total return as of 4/30/01(4)
(does not reflect sales charge)

Share Class       1 Year   5 Years  10 Years
---------------------------------------------
Class A           10.54%    6.75%    7.40%
---------------------------------------------
Class B(1)         9.67%    5.91%    6.71%
---------------------------------------------
Class B            9.82%    5.99%    6.75%
---------------------------------------------
Class C            9.81%    5.98%    6.76%
---------------------------------------------
Class S           10.88%    7.03%    7.61%
---------------------------------------------

Fund average annual total return as of 3/31/01(4,5)
(at maximum applicable sales charge)

Share Class       1 Year   5 Years  10 Years
---------------------------------------------
Class A           6.19%     5.86%    7.09%
---------------------------------------------
Class B(1)         5.41%    5.67%    6.90%
---------------------------------------------
Class B            5.38%    5.73%    6.93%
---------------------------------------------
Class C            9.46%    6.04%    6.94%
---------------------------------------------
Class S           11.54%    7.11%    7.78%
---------------------------------------------

--------------------------------------------------------------------------------
Bond Yields

October 31, 2000 to April 30, 2001

    [The following information was represented by a line chart in the printed materials.]

             90-Day U.S.      10-Year U.S.     30-Year U.S.
              Treasury          Treasury         Treasury
             Securities        Securities       Securities

11/00           6.197            5.466            5.607
12/00            5.89             5.11            5.456
 1/01           4.989            5.112              5.5
 2/01           4.854            4.894            5.313
 3/01           4.281            4.915            5.443
 4/01           3.878            5.336            5.787

Source: Bloomberg, 2001

--------------------------------------------------------------------------------
Ticker Symbols

State Street Research Government Income Fund

Class A: SSGIX Class B(1): SGIPX Class B: SSGBX Class C: SGIDX Class S: SGICX*

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Merrill Lynch Government Master Index is comprised of fixed-rate U.S. Treasury and agency securities. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper General U.S. Government Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average, which is also unmanaged, shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5) Performance reflects maximum 4.5% Class A front end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

*     Proposed.

[GRAPHIC] The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks, and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Government Income Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Government Income Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide high current income. Under normal market conditions, the fund invests at least 65% of total assets in U.S. government securities.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 4.50% and pay service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Fixed income securities - The fund uses a pricing service that the fund's trustees have approved.

      o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

The fund may use forward foreign currency exchange contracts and futures contracts for hedging purposes, attempting to offset a potential loss in one position by establishing an interest in an opposite position. The fund accounts for forward contracts by recording their total principal in its accounts and then marking them to market. The fund accounts for futures contracts by recording the variation margin, which is the daily change in the value of the contract.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund declares dividends daily and pays them monthly.

      o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and discount on all fixed income securities. Upon initial adoption, the fund will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the fund's net asset value, but will change the classifications of certain amounts between interest income and realized and unrealized gain/loss allocated from the Portfolio to the fund in the Statement of Operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle of the financial statements.

The text and notes are an integral part of the financial statements.


6 State Street Research Government Income Fund

Portfolio Holdings  April 30, 2001  (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

* Denotes a To Be Announced purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.
--------------------------------------------------------------------------------

                                                             Coupon         Maturity         Amount
Issuer                                                        Rate            Date         of Principal          Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities 84.7% of net assets

U.S. Treasury 34.1%

U.S. Treasury Bond                                           13.75%         8/15/2004      $11,225,000        $14,261,026
U.S. Treasury Bond                                           11.63%        11/15/2004       44,450,000         54,173,437
U.S. Treasury Bond                                           10.75%         8/15/2005        9,500,000         11,609,285
U.S. Treasury Bond                                           10.38%        11/15/2012        9,525,000         12,153,328
U.S. Treasury Bond                                           12.00%         8/15/2013        8,600,000         12,010,416
U.S. Treasury Bond                                           11.25%         2/15/2015        5,500,000          8,384,915
U.S. Treasury Bond                                           10.63%         8/15/2015       10,925,000         16,076,793
U.S. Treasury Bond                                            9.88%        11/15/2015        8,500,000         11,922,610
U.S. Treasury Bond                                            9.25%         2/15/2016        8,500,000         11,405,895
U.S. Treasury Bond                                            8.88%         2/15/2019        4,750,000          6,310,090
U.S. Treasury Bond                                            6.75%         8/15/2026       28,100,000         31,129,461
U.S. Treasury Bond                                            6.25%         5/15/2030        4,675,000          4,927,731
U.S. Treasury Note                                            5.75%         4/30/2003        4,600,000          4,722,912
U.S. Treasury Note                                            5.75%         8/15/2003        6,250,000          6,429,687
U.S. Treasury Note                                            6.50%         2/15/2010          100,000            107,719
U.S. Treasury STRIPS                                          0.00%        11/15/2001        9,375,000          9,162,563
                                                                                                             ------------

                                                                                                              214,787,868
                                                                                                             ------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2001 CONTINUED

                                                             Coupon         Maturity         Amount
Issuer                                                        Rate            Date         of Principal          Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Agency Mortgage 50.6%

Federal Home Loan Mortgage Corp.                              5.25%         2/15/2004       $1,700,000         $1,713,022
Federal Home Loan Mortgage Corp.                              9.00%        12/01/2009        2,312,953          2,428,253
Federal Housing Administration Charles River Project          9.63%        12/01/2033        9,322,059          9,718,246
Federal Housing Administration Court Yard Project            10.75%         8/01/2032        6,407,007          6,679,305
Federal Housing Administration East Bay Manor Project        10.00%         3/01/2033        6,665,855          6,958,528
Federal National Mortgage Association                         6.00%        12/15/2005        4,675,000          4,785,283
Federal National Mortgage Association                         6.63%        10/15/2007       19,150,000         20,119,373
Federal National Mortgage Association                         8.00%         4/01/2008        1,805,935          1,886,642
Federal National Mortgage Association                         8.00%         6/01/2008        2,582,922          2,678,981
Federal National Mortgage Association                         8.50%         2/01/2009        3,310,638          3,503,814
Federal National Mortgage Association                         9.00%         5/01/2009        3,056,725          3,213,413
Federal National Mortgage Association                         6.38%         6/15/2009        3,075,000          3,163,406
Federal National Mortgage Association                         7.13%         6/15/2010       26,325,000         28,369,399
Federal National Mortgage Association                         6.02%        11/25/2010        3,600,000          3,571,313
Federal National Mortgage Association                         6.50%        12/01/2014        4,998,818          5,039,408
Federal National Mortgage Association                         6.50%        12/01/2014        3,408,022          3,435,695
Federal National Mortgage Association                         7.00%         3/01/2016        5,096,230          5,202,894
Federal National Mortgage Association                         9.00%         4/01/2016          744,429            783,973
Federal National Mortgage Association                         6.50%         9/01/2028       11,494,648         11,390,506
Federal National Mortgage Association                         6.50%        11/01/2028       11,807,101         11,700,128
Federal National Mortgage Association                         6.50%        11/01/2028       11,067,871         10,967,596
Federal National Mortgage Association                         6.50%        12/01/2028       10,389,419         10,295,291
Federal National Mortgage Association                         6.00%        12/01/2028        9,190,763          8,899,232
Federal National Mortgage Association                         6.00%         2/01/2029       12,210,164         11,822,857
Federal National Mortgage Association                         6.50%         5/01/2029        6,306,001          6,244,896
Federal National Mortgage Association                         7.50%         7/01/2029        9,525,712          9,734,040
Federal National Mortgage Association                         7.00%        12/01/2029        4,752,575          4,791,166
Federal National Mortgage Association                         7.00%        12/01/2029       24,439,538         24,637,987
Federal National Mortgage Association                         7.13%         1/15/2030        7,975,000          8,565,628
Federal National Mortgage Association                         7.25%         5/15/2030        2,575,000          2,809,171
Federal National Mortgage Association*                        6.00%        12/01/2030        6,750,000          6,693,030
Federal National Mortgage Association*                        7.50%        12/31/2030       15,725,000         16,044,375
Federal National Mortgage Association*                        7.00%        12/31/2030        8,975,000          9,162,936
Government National Mortgage Association                      9.50%         9/15/2009          362,432            390,963
Government National Mortgage Association                      9.50%         9/15/2009          140,375            151,867
Government National Mortgage Association                      9.50%         9/15/2009          200,131            216,516
Government National Mortgage Association                      9.50%         9/15/2009          130,508            141,192
Government National Mortgage Association                      9.50%         9/15/2009          192,768            208,550
Government National Mortgage Association                      9.50%         9/15/2009          142,060            153,243
Government National Mortgage Association                      9.50%        10/15/2009          202,203            218,120
Government National Mortgage Association                      9.50%        10/15/2009          123,794            133,539

The text and notes are an integral part of the financial statements.


8 State Street Research Government Income Fund

                                                             Coupon         Maturity         Amount
Issuer                                                        Rate            Date         of Principal          Value
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                      9.50%        10/15/2009          $95,668           $103,199
Government National Mortgage Association                      9.50%        10/15/2009          183,785            198,832
Government National Mortgage Association                      9.50%        10/15/2009          155,519            168,251
Government National Mortgage Association                      9.50%        10/15/2009          256,352            277,340
Government National Mortgage Association                      9.50%        10/15/2009          197,123            213,262
Government National Mortgage Association                      9.50%        10/15/2009          146,641            158,647
Government National Mortgage Association                      9.50%        10/15/2009          179,566            194,267
Government National Mortgage Association                      9.50%        10/15/2009          254,585            275,427
Government National Mortgage Association                      9.50%        10/15/2009          168,271            182,048
Government National Mortgage Association                      9.50%        11/15/2009          293,717            316,839
Government National Mortgage Association                      9.50%        11/15/2009          134,570            145,588
Government National Mortgage Association                      9.50%        11/15/2009          142,964            154,218
Government National Mortgage Association                      9.50%        11/15/2009          235,928            254,500
Government National Mortgage Association                      9.50%        11/15/2009          114,480            123,852
Government National Mortgage Association                      9.50%        11/15/2017          256,988            278,028
Government National Mortgage Association                      9.50%         9/15/2019           51,786             56,025
Government National Mortgage Association                      7.00%         5/15/2027        5,358,385          5,420,328
Government National Mortgage Association                      7.00%         6/15/2028        4,434,529          4,481,624
Government National Mortgage Association                      7.00%        11/15/2028       19,613,536         19,821,832
Government National Mortgage Association                      6.50%        11/15/2028        9,820,042          9,749,436
U.S. Department of Veterans Affairs REMIC 1998-3C             6.50%         6/15/2021        7,500,000          7,521,075
                                                                                                             ------------
                                                                                                              318,718,395
                                                                                                             ------------

Total U.S. Government Securities                                                                              533,506,263(1)
                                                                                                             ------------

Other Investments 12.8% of net assets

Trust Certificates 0.5%

Government Backed Trust Class T-3                             9.63%         5/15/2002          908,349            921,547
Government Trust Certificates Class 2-E                       9.40%         5/15/2002        2,421,600          2,465,479
                                                                                                             ------------
                                                                                                                3,387,026
                                                                                                             ------------

Foreign Government 3.9%

Government of Canada                                          7.00%        12/01/2006        8,925,000 CAD      6,220,365
Government of New Zealand                                     8.00%         4/15/2004          925,000 NZD        402,532
Government of New Zealand                                     8.00%        11/15/2006       12,925,000 NZD      5,767,273
Republic of Germany                                           5.25%         1/04/2011        3,450,000 EUR      3,115,192
Republic of Greece                                            8.80%         6/19/2007        8,373,000 EUR      8,746,446
                                                                                                             ------------
                                                                                                               24,251,808
                                                                                                             ------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $533,286,702 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2001 CONTINUED

                                                             Coupon         Maturity         Amount
Issuer                                                        Rate            Date         of Principal          Value
-------------------------------------------------------------------------------------------------------------------------
Finance/Mortgage 8.4%

Bear Stearns Commercial Mortgage Securities Inc.
  2000-2 Cl. A1                                               7.11%         9/15/2009       $3,007,935         $3,108,513
Chase Commercial Mortgage Securities Corp.                    6.39%        11/18/2008        4,550,000          4,535,071
Chase Commercial Mortgage Securities Corp. 1997-1 Cl  A1      7.27%         7/19/2004        1,403,375          1,438,186
DLJ Commercial Mortgage Corp.                                 6.93%         8/10/2009        2,933,547          3,049,487
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A                  5.88%        11/12/2031        6,177,691          6,196,366
Ensco Offshore Co.                                            6.36%        12/01/2015        3,475,000          3,448,069
First Union Lehman Brothers Bank Series 1998-C2 Cl. A1        6.28%         6/18/2007       12,561,435         12,796,962
LB Commercial Conduit Mortgage Trust 97-LL1-A1                6.79%         6/12/2004        6,050,148          6,191,951
Merrill Lynch Mortgage Investments Inc.
  Series 1997-C2 Cl. A1                                       6.46%        12/10/2029        2,580,326          2,620,643
Morgan Stanley Capital I Inc.                                 5.91%         4/15/2008        3,594,724          3,595,847
Morgan Stanley Capital Inc. 98-A1                             6.19%         1/15/2007        1,815,085          1,859,328
Nationslink Funding Corp.                                     6.48%         7/20/2008        3,875,000          3,903,047
                                                                                                             ------------
                                                                                                               52,743,470
                                                                                                             ------------

Total Other Investments                                                                                        80,382,304(1)
                                                                                                             ------------

Short-Term Obligations 6.0% of net assets

Federal Farm Credit Bank                                      4.21%         5/01/2001        8,460,000          8,460,000
Federal Home Loan Bank                                        4.50%         5/01/2001        5,100,000          5,100,000
Federal Home Loan Bank                                        4.32%         5/03/2001       10,490,000         10,487,482
Federal Home Loan Bank                                        4.27%         5/11/2001       13,815,000         13,798,653
                                                                                                             ------------
                                                                                                               37,846,135
                                                                                                             ------------

Total Short-Term Obligations                                                                                   37,846,135(2)
                                                                                                             ------------

                                                                               % of
                                                                            Net Assets
-------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                                               103.5%                        651,734,702
Other Assets, Less Liabilities                                                   (3.5%)                       (22,070,780)
                                                                                -----                        ------------
Net Assets                                                                      100.0%                       $629,663,922(3)
                                                                                =====                        ============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $81,114,099 for these securities.
--------------------------------------------------------------------------------
(2)   The fund paid a total of $37,846,135 for these securities.
--------------------------------------------------------------------------------
(3)   The fund paid a total of $652,246,936 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10 State Street Research Government Income Fund

Futures contracts open at April 30, 2001 are as follows:

                                                                                                                Unrealized
                                                                         Notional           Expiration         Appreciation
Type                                                                      Amount               Month          (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                                     $ 7,100,000          June, 2001           $358,516
2 Year U.S. Treasury Notes                                              21,200,000          June, 2001             26,701
5 Year U.S. Treasury Notes                                                 200,000          June, 2001            (52,897)
10 Year U.S. Treasury Notes                                              6,600,000          June, 2001             (1,545)
                                                                                                             ------------
                                                                                                                 $330,775
                                                                                                             ============

Forward currency exchange contracts that were outstanding at April 30, 2001:

                                                                                             Unrealized
                                                                            Contract        Appreciation         Delivery
Transaction                                            Total Value           Price         (Depreciation)          Date
----------------------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, Buy U.S. dollars               4,675,000 CAD        0.65860 CAD         $35,563           05/09/01
Sell Canadian dollars, Buy U.S. dollars               4,180,000 CAD        0.64518 CAD         (24,294)          05/09/01
Sell Euro, Buy U.S. dollars                           3,200,000 EUR        0.93440 EUR         151,216           05/09/01
Sell Euro, Buy U.S. dollars                           1,630,000 EUR        0.93440 EUR          77,026           05/09/01
Sell Euro, Buy U.S. dollars                           1,735,500 EUR        0.97933 EUR          35,309           05/21/01
Sell Euro, Buy U.S. dollars                             589,000 EUR        0.90522 EUR          10,729           05/21/01
Sell Euro, Buy U.S. dollars                             640,000 EUR        0.89646 EUR           6,432           07/09/01
Sell Euro, Buy U.S. dollars                           1,170,000 EUR        0.89880 EUR          13,818           07/24/01
Sell New Zealand dollars, Buy U.S. dollars            2,015,000 NZD        0.42400 NZD          22,552           05/21/01
Sell New Zealand dollars, Buy U.S. dollars            1,172,000 NZD        0.42500 NZD          14,289           05/21/01
Sell New Zealand dollars, Buy U.S. dollars            2,029,000 NZD        0.42400 NZD          22,708           05/21/01
Sell New Zealand dollars, Buy U.S. dollars            3,640,000 NZD        0.40800 NZD         (17,501)          05/21/01
Sell New Zealand dollars, Buy U.S. dollars            2,540,000 NZD        0.43555 NZD          58,434           06/07/01
Sell New Zealand dollars, Buy U.S. dollars            2,960,000 NZD        0.41184 NZD          (2,085)          06/07/01
Buy New Zealand dollars, Sell U.S. dollars            3,257,659 NZD        0.41250 NZD           2,281           05/01/01
                                                                                              --------
                                                                                              $406,477
                                                                                              ========

Federal Income Tax Information

At April 30, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $652,246,936 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $10,975,109

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (11,487,343)
                                                                   ------------
                                                                      ($512,234)
                                                                   ============

At October 31, 2000, the fund had a capital loss carryforward of $33,669,306 of which $17,196,293, $4,139,815, $5,115,196 and $7,218,002 expire on October 31,
2002, 2004, 2007 and 2008, respectively. Also, the fund acquired in a merger a capital loss carryforward of $5,100,777, of which $3,074,207 and $2,026,570 expire on October 31, 2001 and 2002.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  April 30, 2001 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the price for share class as of the report date.

Assets

Investments, at value*                                          $651,734,702(1)
Collateral for securities on loan                                101,995,719
Interest receivable                                                9,438,955
Receivable for fund shares sold                                    6,265,203
Receivable for securities sold                                     4,853,965
Receivable for open forward contracts                                450,357
Other assets                                                           8,200
                                                                ------------
                                                                 774,747,101

Liabilities

Payable for collateral received on securities loaned             101,995,719
Payable for securities purchased                                  38,292,364
Payable for fund shares redeemed                                   2,033,351
Dividends payable                                                  1,304,025
Accrued transfer agent and shareholder services                      377,598
Accrued management fee                                               305,551
Payable to custodian                                                 264,476
Accrued distribution and service fees                                263,660
Payable for open forward contracts                                    43,880
Payable for variation margin                                          24,291
Accrued trustees' fees                                                10,697
Accrued administration fee                                               265
Other accrued expenses                                               167,302
                                                                ------------
                                                                 145,083,179
                                                                ------------

Net Assets                                                      $629,663,922
                                                                ============
Net Assets consist of:
  Undistributed net investment income                               $811,207
  Unrealized depreciation of investments                            (512,234)
  Unrealized appreciation of forward contracts
  and foreign currency                                               384,328
  Unrealized appreciation of futures contracts                       330,775
  Accumulated net realized loss                                  (30,472,200)
  Paid-in capital                                                659,122,046
                                                                ------------
                                                                $629,663,922(2)
                                                                ============

*     Includes securities on loan valued at $99,911,765.

--------------------------------------------------------------------------------
(1)   The fund paid a total of $652,246,936 for these securities.
--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets    /    Number of Shares     =       NAV

 A        $462,941,661           37,141,677               $12.46*

 B(1)      $50,060,807            4,045,764               $12.37**

 B         $83,131,325            6,695,753               $12.42**

 C         $20,087,262            1,616,443               $12.43**

 S         $13,442,867            1,079,780               $12.45

*     Maximum offering price per share = $13.05 ($12.46 / 0.955)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12 State Street Research Government Income Fund

Statement of
Operations  For the six months ended April 30, 2001  (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Interest                                                         $22,474,507(1)

Expenses

Management fee                                                     1,885,957(2)
Transfer agent and shareholder services                              734,600(3)
Custodian fee                                                        131,144
Distribution and service fees - Class A                              724,439(4)
Distribution and service fees - Class B(1)                           205,880(4)
Distribution and service fees - Class B                              417,893(4)
Distribution and service fees - Class C                               97,981(4)
Administration fee                                                    47,885(5)
Registration fees                                                     47,319
Audit fee                                                             27,360
Reports to shareholders                                               25,521
Trustees' fees                                                        14,940(6)
Legal fees                                                             7,421
Miscellaneous                                                         10,835
                                                                 -----------
                                                                   4,379,175

Fees paid indirectly                                                 (24,442)(7)
                                                                 -----------
                                                                   4,354,733
                                                                 -----------
Net investment income                                             18,119,774
                                                                 -----------

Realized and Unrealized Gain (Loss)
on Investments, Forward Contracts, Foreign
Currency and Futures Contracts

Net realized gain on investments                                   4,279,192(8)
Net realized loss on forward contracts
  and foreign currency                                              (312,260)
Net realized loss on futures contracts                              (912,256)
                                                                 -----------
  Total net realized gain                                          3,054,676
                                                                 -----------
Change in unrealized appreciation of investments                  10,684,166
Change in unrealized appreciation of forward
  contracts and foreign currency                                      72,740
Change in unrealized appreciation of
  futures contracts                                                  473,205
                                                                 -----------
  Total change in unrealized appreciation                         11,230,111
                                                                 -----------
Net gain on investments, forward contracts,
  foreign currency and futures contracts                          14,284,787
                                                                 -----------
Net increase in net assets resulting
  from operations                                                $32,404,561
                                                                 ===========

--------------------------------------------------------------------------------
(1) Includes $119,409 in income from the lending of portfolio securities. As of the report date, the fund had a total of $99,911,765 of securities out on loan and was holding a total of $101,995,719 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2) The management fee is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.
--------------------------------------------------------------------------------
(3) Includes a total of $431,637 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $443,371,077 of securities. During this same period, the fund also bought $428,960,350 worth of securities. These figures don't include short-term obligations.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investments performing as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                                Year ended      April 30, 2001
                                             October 31, 2000     (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

Net investment income                          $37,386,257       $18,119,774

Net realized gain (loss) on investments,
  forward contracts, foreign currency
  and futures contracts                         (6,338,583)        3,054,676

Change in unrealized appreciation
  of investments, forward contracts,
  foreign currency and futures
  contracts                                      6,093,795        11,230,111
                                              ------------------------------

Net increase resulting from
  operations                                    37,141,469        32,404,561
                                              ------------------------------

Dividends from net investment income:

  Class A                                      (29,494,303)      (14,535,741)

  Class B(1)                                    (1,626,196)       (1,097,646)

  Class B                                       (5,243,540)       (2,248,706)

  Class C                                       (1,218,853)         (523,664)

  Class S                                         (983,556)         (424,066)
                                              ------------------------------
                                               (38,566,448)      (18,829,823)
                                              ------------------------------
Net decrease from
  fund share transactions                      (28,717,872)       (9,754,518)(1)
                                              ------------------------------
Total increase (decrease) in net assets        (30,142,851)        3,820,220
                                              ------------------------------
Net Assets

Beginning of period                            655,986,553       625,843,702
                                              ------------------------------
End of period                                 $625,843,702      $629,663,922(2)
                                              ==============================

--------------------------------------------------------------------------------
(2) Includes undistributed net investment income of $1,521,256 and $811,207, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14 State Street Research Government Income Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                   Six months ended
                                                      Year ended                    April 30, 2001
                                                   October 31, 2000                   (unaudited)
                                            --------------------------------------------------------------------

Class A                                        Shares          Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------------
 Shares sold                                 11,400,981     $137,514,812       21,485,991     $269,069,360*
 Issued upon reinvestment of
   dividends from net investment income       1,622,020       19,735,001          531,260        6,656,199
 Shares redeemed                            (13,511,910)    (162,980,841)     (23,752,196)    (297,221,942)
                                            --------------------------------------------------------------------
 Net decrease                                  (488,909)     ($5,731,028)      (1,734,945)    ($21,496,383)
                                            ====================================================================

Class B(1)                                     Shares          Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------------
 Shares sold                                  1,297,373      $15,547,635        1,397,282      $17,387,057**
 Issued upon reinvestment of
   dividends from net investment income         117,440        1,407,555           72,368          900,038
 Shares redeemed                               (561,145)      (6,702,853)        (275,658)      (3,430,665)***
                                            --------------------------------------------------------------------
 Net increase                                   853,668      $10,252,337        1,193,992      $14,856,430
                                            ====================================================================

Class B                                        Shares          Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------------
 Shares sold                                    372,156       $4,445,531          412,970       $5,162,716
 Issued upon reinvestment of
   dividends from net investment income         340,157        4,128,454          111,661        1,392,789
 Shares redeemed                             (2,555,822)     (30,697,842)        (770,014)      (9,569,163)***
                                            --------------------------------------------------------------------
 Net decrease                                (1,843,509)    ($22,123,857)        (245,383)     ($3,013,658)
                                            ====================================================================

Class C                                        Shares          Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------------
 Shares sold                                    679,695       $8,145,053          322,113       $4,030,085**
 Issued upon reinvestment of
   dividends from net investment income          92,810        1,134,466           19,997          249,711
 Shares redeemed                             (1,288,291)     (15,471,513)        (330,352)      (4,112,430)****
                                            --------------------------------------------------------------------
 Net increase (decrease)                       (515,786)     ($6,191,994)          11,758         $167,366
                                            ====================================================================

Class S                                        Shares          Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------------
 Shares sold                                    343,324       $4,121,627          100,956       $1,268,842
 Issued upon reinvestment of
   dividends from net investment income          64,164          772,304           25,334          316,869
 Shares redeemed                               (812,478)      (9,817,261)        (148,102)      (1,853,984)
                                            --------------------------------------------------------------------
 Net decrease                                  (404,990)     ($4,923,330)         (21,812)       ($268,273)
                                            ====================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. At April 30, 2001 MetLife owned 104,725 Class S shares.

* Sales charges of $64,797 and $188,600 were collected by the distributor and MetLife on sales of these shares.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $444,260, and $1,100 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $22,992 and $24,610 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $530 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                          Class A
                                                     ===============================================================================

                                                                           Years ended October 31                   Six months ended
                                                     --------------------------------------------------------------  April 30, 2001
Per-Share Data                                       1996 (a)      1997 (a)      1998 (a)      1999 (a)    2000 (a)  (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)              12.58         12.43         12.65         13.07        12.21        12.19
                                                      -----         -----         -----         -----        -----        -----
 Net investment income ($)                             0.81          0.80          0.78          0.74         0.75         0.36

 Net realized and unrealized gain (loss) on
 investments, options, forward contracts,
 foreign currency and futures contracts ($)           (0.17)         0.22          0.43         (0.85)        0.00         0.28
                                                      -----         -----         -----         -----        -----        -----
Total from investment operations ($)                   0.64          1.02          1.21         (0.11)        0.75         0.64
                                                      -----         -----         -----         -----        -----        -----
 Dividends from net investment income ($)             (0.79)        (0.80)        (0.79)        (0.75)       (0.77)       (0.37)
                                                      -----         -----         -----         -----        -----        -----
Total distributions ($)                               (0.79)        (0.80)        (0.79)        (0.75)       (0.77)       (0.37)
                                                      -----         -----         -----         -----        -----        -----
Net asset value, end of period ($)                    12.43         12.65         13.07         12.21        12.19        12.46
                                                      =====         =====         =====         =====        =====        =====
Total return (%) (b)                                   5.28          8.52          9.85         (0.84)        6.41         5.30 (c)

Ratios/Supplemental Data
===================================================================================================================================

Net assets at end of period ($ thousands)           584,313       524,565       518,651       480,643      474,054      462,942

Expense ratio (%)                                      1.09          1.08          1.09          1.05         1.13         1.21 (d)

Expense ratio after expense reductions (%)             1.09          1.08          1.09          1.04         1.13         1.21 (d)

Ratio of net investment income to average
  net assets (%)                                       6.50          6.44          6.11          5.86         6.21         5.81 (d)

Portfolio turnover rate (%)                           88.79        124.95        160.89        213.70       148.88        68.74

                                                                                          Class B(1)
                                                           =========================================================================

                                                              January 1, 1999
                                                              (commencement of                                   Six months ended
                                                                share class)              Year ended               April 31, 2001
Per-Share Data                                             to October 31, 1999 (a)    October 31, 2000 (a)        (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)                           12.97                     12.14                     12.11
                                                                   -----                     -----                     -----
 Net investment income ($)                                          0.52                      0.65                      0.31

 Net realized and unrealized gain (loss) on
 investments, options, forward contracts,
 foreign currency and futures contracts ($)                        (0.82)                     0.01                      0.28
                                                                   -----                     -----                     -----
Total from investment operations ($)                               (0.30)                     0.66                      0.59
                                                                   -----                     -----                     -----
 Dividends from net investment income ($)                          (0.53)                    (0.69)                    (0.33)
                                                                   -----                     -----                     -----
Total distributions ($)                                            (0.53)                    (0.69)                    (0.33)
                                                                   -----                     -----                     -----
Net asset value, end of period ($)                                 12.14                     12.11                     12.37
                                                                   -----                     -----                     -----
Total return (%) (b)                                               (2.31) (c)                 5.60                      4.89 (c)

Ratios/Supplemental Data
====================================================================================================================================

Net assets at end of period ($ thousands)                         24,250                    34,533                    50,061

Expense ratio (%)                                                   1.80 (d)                  1.85                      1.91 (d)

Expense ratio after expense reductions (%)                          1.79 (d)                  1.85                      1.91 (d)

Ratio of net investment income to average
  net assets (%)                                                    5.01 (d)                  5.44                      5.06 (d)

Portfolio turnover rate (%)                                       213.70                    148.88                     68.74

The text and notes are an integral part of the financial statements.


16 State Street Research Government Income Fund

                                                                                          Class B
                                                     ===============================================================================

                                                                           Years ended October 31                   Six months ended
                                                     --------------------------------------------------------------  April 30, 2001
Per-Share Data                                       1996 (a)      1997 (a)      1998 (a)      1999 (a)    2000 (a)  (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)              12.55         12.40          12.61         13.03       12.17        12.15
                                                      -----         -----          -----         -----       -----        -----
 Net investment income ($)                             0.71          0.70           0.68          0.64        0.65         0.32

 Net realized and unrealized gain (loss) on
 investments, options, forward contracts,
 foreign currency and futures contracts ($)           (0.16)         0.22           0.43         (0.84)       0.02         0.28
                                                      -----         -----          -----         -----       -----        -----
Total from investment operations ($)                   0.55          0.92           1.11         (0.20)       0.67         0.60
                                                      -----         -----          -----         -----       -----        -----
 Dividends from net investment income ($)             (0.70)        (0.71)         (0.69)        (0.66)      (0.69)       (0.33)
                                                      -----         -----          -----         -----       -----        -----
Total distributions ($)                               (0.70)        (0.71)         (0.69)        (0.66)      (0.69)       (0.33)
                                                      -----         -----          -----         -----       -----        -----
Net asset value, end of period ($)                    12.40         12.61          13.03         12.17       12.15        12.42
                                                      =====         =====          =====         =====       =====        =====
Total return (%) (b)                                   4.51          7.66           9.07         (1.58)       5.67         4.96 (c)

Ratios/Supplemental Data
====================================================================================================================================

Net assets at end of period ($ thousands)            95,218        97,253        129,976       106,902      84,327       83,131

Expense ratio (%)                                      1.84          1.83           1.84          1.80        1.85         1.91 (d)

Expense ratio after expense reductions (%)             1.84          1.83           1.84          1.79        1.85         1.91 (d)

Ratio of net investment income to average
  net assets (%)                                       5.75          5.68           5.33          5.12        5.49         5.13 (d)

Portfolio turnover rate (%)                           88.79        124.95         160.89        213.70      148.88        68.74

                                                                                          Class C
                                                     ===============================================================================

                                                                           Years ended October 31                   Six months ended
                                                     --------------------------------------------------------------  April 30, 2001
Per-Share Data                                       1996 (a)      1997 (a)      1998 (a)      1999 (a)    2000 (a)  (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)              12.56         12.41          12.62         13.04       12.18        12.16
                                                      -----         -----          -----         -----       -----        -----
 Net investment income ($)                             0.71          0.70           0.67          0.64        0.66         0.32

 Net realized and unrealized gain (loss) on
 investments, options, forward contracts,
 foreign currency and futures contracts ($)           (0.16)         0.22           0.44         (0.84)       0.01         0.28
                                                      -----         -----          -----         -----       -----        -----
Total from investment operations ($)                   0.55          0.92           1.11         (0.20)       0.67         0.60
                                                      -----         -----          -----         -----       -----        -----
 Dividends from net investment income ($)             (0.70)        (0.71)         (0.69)        (0.66)      (0.69)       (0.33)
                                                      -----         -----          -----         -----       -----        -----
Total distributions ($)                               (0.70)        (0.71)         (0.69)        (0.66)      (0.69)       (0.33)
                                                      -----         -----          -----         -----       -----        -----
Net asset value, end of period ($)                    12.41         12.62          13.04         12.18       12.16        12.43
                                                      =====         =====          =====         =====       =====        =====
Total return (%) (b)                                   4.51          7.65           9.06         (1.58)       5.66         4.95 (c)

Ratios/Supplemental Data
====================================================================================================================================

Net assets at end of period ($ thousands)            14,473        16,301         27,659        25,818      19,512       20,087

Expense ratio (%)                                      1.84          1.83           1.84          1.80        1.85         1.91 (d)

Expense ratio after expense reductions (%)             1.84          1.83           1.84          1.79        1.85         1.91 (d)

Ratio of net investment income to average
  net assets (%)                                       5.76          5.68           5.28          5.11        5.50         5.12 (d)

Portfolio turnover rate (%)                           88.79        124.95         160.89        213.70      148.88        68.74

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                          Class S
                                                     ===============================================================================

                                                                           Years ended October 31                   Six months ended
                                                     --------------------------------------------------------------  April 30, 2001
Per-Share Data                                       1996 (a)      1997 (a)      1998 (a)      1999 (a)    2000 (a)  (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)              12.57         12.42          12.64         13.06       12.20        12.18
                                                      -----         -----          -----         -----       -----        -----
 Net investment income ($)                             0.84          0.80           0.81          0.75        0.78         0.38

 Net realized and unrealized gain (loss) on
 investments, options, forward contracts,
 foreign currency and futures contracts ($)           (0.17)         0.25           0.43         (0.83)       0.01         0.28
                                                      -----         -----          -----         -----       -----        -----
Total from investment operations ($)                   0.67          1.05           1.24         (0.08)       0.79         0.66
                                                      -----         -----          -----         -----       -----        -----
 Dividends from net investment income ($)             (0.82)        (0.83)         (0.82)        (0.78)      (0.81)       (0.39)
                                                      -----         -----          -----         -----       -----        -----
Total distributions ($)                               (0.82)        (0.83)         (0.82)        (0.78)      (0.81)       (0.39)
                                                      -----         -----          -----         -----       -----        -----
Net asset value, end of period ($)                    12.42         12.64          13.06         12.20       12.18        12.45
                                                      =====         =====          =====         =====       =====        =====
Total return (%) (b)                                   5.55          8.80          10.13         (0.60)       6.71         5.46 (c)

Ratios/Supplemental Data
====================================================================================================================================

Net assets at end of period ($ thousands)             7,767        32,115         31,468        18,373      13,418       13,443

Expense ratio (%)                                      0.84          0.82           0.84          0.80        0.85         0.91 (d)

Expense ratio after expense reductions (%)             0.84          0.82           0.84          0.79        0.85         0.91 (d)

Ratio of net investment income to average
  net assets (%)                                       6.78          6.66           6.38          5.94        6.39         6.08 (d)

Portfolio turnover rate (%)                           88.79        124.95         160.89        213.70      148.88        68.74

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

The text and notes are an integral part of the financial statements.


18 State Street Research Government Income Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve
System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

[LOGO] STATE STREET RESEARCH
One Financial Center o Boston, MA 02111-2690

                                                               -----------------
                                                                   PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week,
            24 hours a day
            Hearing impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[TOLL-FREE PHONE]  1-87-SSR-FUNDS
                   ----------------
                   (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Argo Fund.

(3)   Formerly State Street Research Alpha Fund.

(4)   Formerly State Street Research Galileo Fund.

(5) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Government Income Fund prospectus. When used after June 30, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                            Large-Cap Growth Fund(1)
                                  Aurora Fund
                            Large-Cap Value Fund(2)
                             Mid-Cap Value Fund(3)
                           International Equity Fund
                           Large-Cap Analyst Fund(4)
                                Investment Trust
                                  Legacy Fund
                         Strategic Growth & Income Fund
                           Strategic Income Plus Fund

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                             New York Tax-Free Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(5)

                                  CONSERVATIVE

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0602)SSR-LD                                      GI-1893-0601

[LOGO] STATE STREET RESEARCH

International Equity Fund
--------------------------------------------------------------------------------

                    Semiannual Report to Shareholders
                    April 30, 2001

In This Report          Investment
                          Update

                                    [GRAPHIC]

                               plus

                                 The Fund at a Glance

                                 Fund Portfolio and Financials

--------------------------------------------------------------------------------

    Contents

 2  6 Month Review
    A look at the fund and its market
    environment over the past 6 months

 4  The Fund in Detail
    Portfolio holdings, financials and notes

From the Chairman

Rebound?

That's what investors are hoping for after one of the most challenging periods in the U.S. stock market in recent years. Hope resurfaced early in 2001 as most major stock indexes posted strong gains in January. However, the rally was short-lived. Then, stocks moved up again in April as the Federal Reserve Board continued to cut short-term interest rates and the U.S. economy registered modest growth in the first quarter.

[PHOTO]
Richard S. Davis

The lesson from these turbulent times is that diversification is still a sensible investment principle: Divide your assets among stocks, bonds and cash. Consider rebalancing your portfolio when it strays from its original mix. And don't let volatility derail your regular investment plan.

Diversification may not be a shortcut to your financial goals, but it's a road well-traveled by successful investors.

Sincerely,


/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
April 30, 2001

6 Month Review

                            How State Street Research
                       International Equity Fund Performed

In a period that was challenging for stock markets around the world, State Street Research International Equity Fund returned -9.39% for the 6-month period ended April 30, 2001.(1) That was less than the Morgan Stanley Capital International EAFE Index, which returned -8.11% for the same period.(2)

Reasons for the Fund's Performance

International equity markets continued to be as volatile as the U.S. market. Although we significantly reduced our exposure to Japan during the first half of the six-month period, stronger weighting late in the period proved detrimental as Japan underperformed. In addition, our modest exposure to technology and telecommunications did not allow us to participate in the January rebound in those industries, which also hurt performance. However, strong stock selection in producer manufacturing, consumer services and utilities made positive contributions to performance, as did a significant position in energy minerals.

Changes in the Portfolio

During the period, we reduced our exposure to European markets, which we believe could suffer from slowing economic growth. We added to the fund's investment in oil field service companies, which we expect will benefit from increased capital expenditures by oil firms. We also added to our auto industry holding by buying Volkswagen and Fuji Heavy in anticipation of strong earnings trends for both.

Looking Ahead

This continues to be a difficult environment for international markets. We expect slower economic growth in Asia and Europe for the remainder of 2001. We continue to favor companies that can outperform earnings expectations and revenue estimates. |_|

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)
[DOWN ARROW]
-9.39%

"We believe that Europe and Japan have opportunities to improve productivity through technology."

[PHOTO]
Tom Moore
Portfolio Manager,
State Street Research
International Equity Fund

   Morgan Stanley
Capital International
    EAFE Index(2)
    [DOWN ARROW]
       -8.11%


2  State Street Research International Equity Fund

[GRAPHIC] The Fund at a Glance as of 4/30/01

State Street Research International Equity Fund invests in the stocks of foreign companies.

Rio Tinto

This diversified minerals resource corporation has a competitive advantage because it owns and operates large, low-cost, long-life mines. Earnings growth is expected to continue strong, and we expect this stock to continue to outperform.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

Interbrew

A Belgium brewer with operations worldwide. Interbrew had its expansion hopes dashed when authorities ruled that it must dispose of the Bass brewing assets it had acquired. The stock price fell 25% on expectations of slower earnings growth. We sold our position.

Total Net Assets: $82 Million

--------------------------------------------------------------------------------
Top 10 Holdings

   Issuer/Security                                              % of fund assets

 1 Technip                                                                  5.1%

 2 Saipem                                                                   5.0%

 3 Advantest                                                                4.2%

 4 IHC Caland                                                               4.1%

 5 Nomura Securities                                                        4.0%

 6 Toyko Electronics                                                        4.0%

 7 Kaneka                                                                   3.9%

 8 Barclays                                                                 3.6%

 9 Rio Tinto                                                                3.5%

10 Orange                                                                   3.4%

   Total                                                                   40.8%

See page 7 for more detail.

--------------------------------------------------------------------------------
Performance

Fund average annual total return as of 4/30/01 (3,5)
(does not reflect sales charge)

                                                                    Life of Fund
Share Class                                     1 Year    5 Years    (1/22/92)
--------------------------------------------------------------------------------
Class A                                         -20.73%    6.28%       8.12%
--------------------------------------------------------------------------------
Class B(1)                                      -21.33%    5.49%       7.51%
--------------------------------------------------------------------------------
Class B                                         -21.26%    5.51%       7.52%
--------------------------------------------------------------------------------
Class C                                         -21.34%    5.49%       7.51%
--------------------------------------------------------------------------------
Class S                                         -20.54%    6.54%       8.35%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/01, (3,4,5)
(at maximum applicable sales charge)

                                                                    Life of Fund
Share Class                                     1 Year    5 Years    (1/22/92)
--------------------------------------------------------------------------------
Class A                                         -33.37%    3.36%       6.39%
--------------------------------------------------------------------------------
Class B(1)                                      -33.04%    3.49%       6.48%
--------------------------------------------------------------------------------
Class B                                         -33.08%    3.49%       6.48%
--------------------------------------------------------------------------------
Class C                                         -30.39%    3.86%       6.48%
--------------------------------------------------------------------------------
Class S                                         -29.05%    4.87%       7.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 Largest Country Positions
by % of fund assets
October 31, 2000

      [THE FOLLOWING INFORMATION WAS ALSO REPRESENTED AS A BAR CHART IN THE
                               PRINTED MATERIAL.]

Japan                                                                      14.5%
--------------------------------------------------------------------------------
France                                                                     13.4%
--------------------------------------------------------------------------------
Netherlands                                                                12.9%
--------------------------------------------------------------------------------
Hong Kong                                                                   9.0%
--------------------------------------------------------------------------------
United Kingdom                                                              9.0%
--------------------------------------------------------------------------------

April 30, 2001

Japan                                                                      23.8%
--------------------------------------------------------------------------------
France                                                                     15.9%
--------------------------------------------------------------------------------
Netherlands                                                                15.2%
--------------------------------------------------------------------------------
United Kingdom                                                             13.7%
--------------------------------------------------------------------------------
Italy                                                                       7.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ticker Symbols
State Street Research International Equity Fund

Class A: SSIEX Class B(1): SSNPX* Class B: SSNBX Class C: SSNDX Class S: SSNCX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Morgan Stanley Capital International EAFE (MSCI EAFE) Index is comprised of stocks from Europe, Australasia and the Far East. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance for Class B(1) reflects class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4) Performance reflects a maximum 5.75% Class A front-end sales charge, or a 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

*     Proposed.

[GRAPHIC] The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research International Equity Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research International Equity Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity among its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees of 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

o Other securities - The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

o     Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

o     Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research International Equity Fund

Portfolio Holdings  April 30, 2001 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

+ Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

    Issuer                                                 Shares       Value
    ----------------------------------------------------------------------------

    Common Stocks  96.5% of net assets

    Australia 2.7%
    Coles Myer Ltd.                                        623,600    $2,201,456
                                                                     -----------

    Denmark 3.3%
    Vestas Wind Systems                                     57,400     2,681,159
                                                                     -----------

    Finland 2.3%
    Nokia AB Oy                                             58,500     1,936,024
                                                                     -----------

    France 15.9%
    Alcatel Alsthom                                         12,375       402,956
    Bouygues                                                60,700     2,596,940
(10)Orange SA                                              263,800     2,780,592
    Renault SA                                              39,300     2,020,654
 (1)Technip                                                 27,000     4,204,234
    Total Fina SA Cl. B                                      7,393     1,101,986
                                                                     -----------
                                                                      13,107,362
                                                                     -----------

    Germany 4.9%
    Siemens AG                                              17,700     1,306,914
    Volkswagen AG                                           54,900     2,727,762
                                                                     -----------
                                                                       4,034,676
                                                                     -----------

    Hong Kong 3.3%
    CNOOC Ltd.                                             604,500       581,324
    Petrochina Co. Ltd.                                    9,998,400   2,140,958
                                                                     -----------
                                                                       2,722,282
                                                                     -----------

    Italy 7.4%
    Montedison SPA                                         745,134     1,999,889
 (2)Saipem SPA                                             622,000     4,083,834
                                                                     -----------
                                                                       6,083,723
                                                                     -----------

    Japan 23.8%
 (3)Advantest Corp.                                         30,100     3,451,762
    Fuji Heavy Industries Ltd.                             214,000     1,556,962
 (7)Kaneka Corp.                                           381,000     3,219,067
    Nintendo Co. Ltd.*                                      12,300     1,980,901
 (5)Nomura Securities Co. Ltd.                             157,000     3,316,230
    Sekisui Chemical Co. Ltd.                              488,000     1,868,037
    Shionogi & Co. Ltd.                                     54,000       950,512
 (6)Tokyo Electronics Ltd.                                  44,600     3,248,493
                                                                     -----------
                                                                      19,591,964
                                                                     -----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2001 CONTINUED

    Issuer                                              Shares       Value
    -------------------------------------------------------------------------

    Korea 0.3%
    Samsung Electronics Ltd. +                            1,339      $232,825
                                                                  -----------

    Malaysia 1.0%
    Malayan Banking BHD                                 215,000       554,474
    Telekom Malaysia BHD                                105,000       248,684
                                                                  -----------
                                                                      803,158
                                                                  -----------

    Netherlands 15.2%
    Akzo Nobel NV                                        47,872     1,994,175
    Heineken NV                                          46,200     2,395,921
 (4)IHC Caland NV                                        73,000     3,368,001
    Philips Electronics NV                               44,263     1,300,307
    Royal Dutch Petroleum Co.                            17,700     1,058,472
    Wolters Kluwer NV                                    87,100     2,409,574
                                                                  -----------
                                                                   12,526,450
                                                                  -----------

    Norway 1.2%
    Norsk Hydro ASA                                      22,000       959,833
                                                                  -----------

    Sweden 1.2%
    L.M. Ericsson Telephone Co. Cl. B                   147,700       950,487
                                                                  -----------

    Switzerland 0.3%
    Schweiz Ruckversicher AG                                124       244,090
                                                                  -----------

    United Kingdom 13.7%
 (8)Barclays PLC                                         92,000     2,961,136
    BP Amoco PLC                                        274,100     2,458,468
    GlaxoSmithKline                                      58,200     1,537,722
 (9)Rio Tinto Corp.                                     141,700     2,870,260
    Unilever PLC                                        191,000     1,442,631
                                                                  -----------
                                                                   11,270,217
                                                                  -----------

    Total Common Stocks                                            79,345,706(a)
                                                                  -----------

    Equity-Related Securities
    0.9% of net assets
    Samsung Electronics Ltd. Pfd.                         9,500       706,910
                                                                  -----------

    Total Equity-Related Securities                                   706,910(b)
                                                                  -----------


--------------------------------------------------------------------------------
(a) The fund paid a total of $71,124,676 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $125,965 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research International Equity Fund

                                                        Coupon              Maturity          Amount of
Issuer                                                   Rate                 Date            Principal          Value
-------------------------------------------------------------------------------------------------------------------------

Commercial Paper  8.6% of net assets

AIG Funding Inc.                                         4.67%              5/01/2001        $4,235,000        $4,235,000

American Express Credit Corp.                            4.52%              5/01/2001         1,586,000         1,586,000

Merck & Company Inc.                                     4.68%              5/01/2001         1,228,000         1,228,000
                                                                                                               ----------
Total Commercial Paper                                                                                          7,049,000(a)
                                                                                                               ----------

                                                                              % of
                                                                           Net Assets
-------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Total Investments                                                              106.0%                        $87,101,616

Cash and Other Assets, Less Liabilities                                         (6.0%)                        (4,908,910)
                                                                               ------                        ------------
Net Assets                                                                     100.0%                        $82,192,706(b)
                                                                               ======                        ============

--------------------------------------------------------------------------------
(a) The fund paid a total of $7,049,000 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)The fund paid a total of $78,299,641 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Federal Income Tax Information

At April 30, 2001, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $78,304,641 was as follows:

Aggregate gross unrealized appreciation for all investments in
   which there is an excess of value over tax cost                  $10,231,409

Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value                   (1,434,434)
                                                                    ------------
                                                                     $8,796,975
                                                                    ============

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  April 30, 2001 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for share class as of the report date.

Assets

Investments, at value                                            $87,101,616(a)
Cash                                                                   1,500
Receivable for securities sold                                     4,329,617
Receivable for fund shares sold                                      694,636
Dividends and interest receivable                                    157,728
Foreign tax receivable                                                56,802
Receivable from distributor                                           12,538
Other assets                                                          16,972
                                                                ------------
                                                                  92,371,409

Liabilities

Payable for fund shares redeemed                                   5,835,093
Payable for securities purchased                                   3,747,893
Accrued transfer agent and shareholder services                       77,834
Accrued distribution and service fees                                 48,740
Accrued management fee                                                45,421
Accrued trustees' fees                                                39,041
Accrued administration fee                                             4,970
Other accrued expenses                                               379,711
                                                                ------------
                                                                  10,178,703
                                                                ------------

Net Assets                                                       $82,192,706
                                                                ============
Net Assets consist of:
  Unrealized appreciation of investments                          $8,801,975
  Unrealized depreciation of foreign currency                       (155,266)
  Accumulated net realized gain on investments
  and foreign currency                                             5,315,581
  Paid-in capital                                                 68,230,416
                                                                ------------
                                                                 $82,192,706(b)
                                                                ============

--------------------------------------------------------------------------------
(a) The fund paid a total of $78,299,641 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class    Net Assets  /  Number of Shares  =    NAV

   A      $37,471,450         3,097,918        $12.10*

   B(1)    $8,522,970           740,287        $11.51**

   B      $18,357,331         1,593,960        $11.52**

   C       $2,877,931           249,282        $11.54**

   S      $14,963,024         1,213,096        $12.33

*     Maximum offering price per share = $12.84 ($12.10 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research International Equity Fund

Statement of
Operations  For the six months ended April 30, 2001 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                           $227,861(1)
Interest                                                              49,199
                                                                 ------------
                                                                     277,060

Expenses

Management fee                                                       397,130(2)
Transfer agent and shareholder services                              186,298(3)
Custodian fee                                                        114,643
Administration fee                                                    32,544(4)
Registration fees                                                     28,782
Audit fee                                                             16,559
Reports to shareholders                                               13,195
Distribution and service fees - Class A                               57,177(5)
Distribution and service fees - Class B(1)                            39,671(5)
Distribution and service fees - Class B                               96,504(5)
Distribution and service fees - Class C                               15,839(5)
Legal fees                                                            10,750
Trustees' fees                                                         6,396(6)
Miscellaneous                                                          6,369
                                                                 ------------
                                                                   1,021,857
Expenses borne by the distributor                                   (108,200)(7)
Fees paid indirectly                                                 (14,713)(8)
                                                                 ------------
                                                                     898,944
                                                                 ------------
Net investment loss                                                 (621,884)
                                                                 ------------

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency

Net realized gain on investments                                   5,094,276(9)
Net realized gain on foreign currency                                163,044
                                                                 ------------
Total net realized gain                                            5,257,320
                                                                 ------------
Change in unrealized depreciation of investments                 (10,065,207)
Change in unrealized depreciation of foreign
  currency                                                          (147,543)
                                                                 ------------
Total change in unrealized depreciation                          (10,212,750)
                                                                 ------------
Net loss on investments, foreign currency
  and forward contracts                                           (4,955,430)
                                                                 ------------
Net decrease in net assets resulting
  from operations                                                ($5,577,314)
                                                                 ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $46,233.
--------------------------------------------------------------------------------
(2)   The management fee is 0.95% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $105,020 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(8)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) To earn this, the fund sold $85,941,094 of securities. During this same period, the fund also bought $83,595,945 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                             Six months ended
                                             Year ended       April 30, 2001
                                          October 31, 2000     (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

Net investment loss                           ($510,390)           ($621,884)

Net realized gain on investments,
  foreign currency and forward
  contracts                                   3,987,918            5,257,320

Change in unrealized appreciation
  (depreciation) of investments,
  foreign currency and forward
  contracts                                   2,501,757          (10,212,750)
                                            --------------------------------
Net increase (decrease) resulting
  from operations                             5,979,285           (5,577,314)
                                            --------------------------------

Distributions from capital gains:

  Class A                                      (765,082)          (1,962,578)
  Class B(1)                                   (104,090)            (491,134)
  Class B                                      (723,766)          (1,265,869)
  Class C                                       (65,500)            (176,284)
  Class S                                      (494,397)            (920,438)
                                            --------------------------------
                                             (2,152,835)          (4,816,303)
                                            --------------------------------
Net increase (decrease)
  from fund share transactions               30,165,993           (2,305,171)(1)
                                            --------------------------------
Total increase (decrease) in
  net assets                                 33,992,443          (12,698,788)

Net Assets

Beginning of period                          60,899,051           94,891,494
                                            --------------------------------
End of period                               $94,891,494          $82,192,706
                                            ================================

The text and notes are an integral part of the financial statements.


12  State Street Research International Equity Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                  Six months ended
                                                   Year ended                      April 30, 2001
                                                October 31, 2000                    (unaudited)
                                        ------------------------------------------------------------------
Class A                                    Shares         Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------
 Shares sold                              5,046,226      $77,921,379       29,520,932     $358,714,296*

 Issued upon reinvestment of
   distributions from capital gains          49,646          736,846          151,185        1,895,514

 Shares redeemed                         (3,751,701)     (58,370,939)     (29,681,762)    (364,359,525)
                                        ------------------------------------------------------------------
 Net increase (decrease)                  1,344,171      $20,287,286           (9,645)     ($3,749,715)
                                        ==================================================================

Class B(1)                                   Shares       Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------
 Shares sold                                444,100       $6,814,862          174,391       $2,113,321**

 Issued upon reinvestment of
   distributions from capital gains           7,248          104,090           40,597          488,388

 Shares redeemed                            (66,721)      (1,075,103)         (55,258)        (646,925)***
                                        ------------------------------------------------------------------
 Net increase                               384,627       $5,843,849          159,730       $1,954,784
                                        ==================================================================

Class B                                    Shares         Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------
 Shares sold                                385,412       $5,907,787           37,489         $451,204

 Issued upon reinvestment of
   distributions from capital gains          47,643          682,088          100,289        1,206,471

 Shares redeemed                           (387,004)      (5,670,356)        (189,660)      (2,278,518)***
                                        ------------------------------------------------------------------
 Net increase (decrease)                     46,051         $919,519          (51,882)       ($620,843)
                                        ==================================================================

Class C                                    Shares         Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------
 Shares sold                              1,261,536      $18,828,899        1,279,440      $15,081,875**

 Issued upon reinvestment of
   distributions from capital gains           3,986           57,113           13,135          158,414

 Shares redeemed                         (1,195,228)     (17,903,029)      (1,301,576)     (15,523,322)****
                                        ------------------------------------------------------------------
 Net increase (decrease)                     70,294         $982,983           (9,001)       ($283,033)
                                        ==================================================================

Class S                                    Shares         Amount            Shares          Amount
----------------------------------------------------------------------------------------------------------
 Shares sold                                787,426      $12,414,829           88,831       $1,134,169

 Issued upon reinvestment of
   distributions from capital gains          32,335          486,654           70,459          904,699

 Shares redeemed                           (682,220)     (10,769,127)        (127,044)      (1,645,232)
                                        ------------------------------------------------------------------

 Net increase                               137,541       $2,132,356           32,246         $393,636
                                        ==================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. At April 30, 2001 MetLife owned 51,711 Class B(1) shares.

* Sales charges of $11,535 and $34,883 were collected by the distributor and MetLife on sales of these shares.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $66,230, and $40 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $2,797 and $4,667 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $47 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                          Class A
                                                            ===================================================================
                                                                        Years ended October 31                Six months ended
                                                            -----------------------------------------------    April 30, 2001
Per-Share Data                                              1996(a)   1997(a)   1998(a)   1999(a)   2000(a)   (unaudited) (a)
===============================================================================================================================
Net asset value, beginning of period ($)                      9.34      9.22      9.42     10.31     12.85          14.19
                                                             -----     -----     -----     -----     -----          -----
 Net investment loss ($)*                                    (0.04)    (0.02)    (0.01)    (0.06)    (0.06)         (0.08)

 Net realized and unrealized gain (loss) on
 investments, foreign currency and forward contracts ($)     (0.08)     0.22      0.90      2.81      1.85          (1.22)
                                                             -----     -----     -----     -----     -----          -----
Total from investment operations ($)                         (0.12)     0.20      0.89      2.75      1.79          (1.30)
                                                             -----     -----     -----     -----     -----          -----
 Dividend from net investment income ($)                        --        --        --     (0.21)       --             --

 Distributions from capital gains ($)                           --        --        --        --     (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
Total distributions ($)                                         --        --        --     (0.21)    (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
Net asset value, end of period ($)                            9.22      9.42     10.31     12.85     14.19          12.10
                                                             =====     =====     =====     =====     =====          =====
Total return (%) (b)                                         (1.28)     2.17      9.45     27.02     13.80          (9.39)(c)

Ratios/Supplemental Data
===============================================================================================================================

Net assets at end of period ($ thousands)                   21,116    16,346    15,104    22,667    44,084         37,471

Expense ratio (%)*                                            1.90      1.90      1.90      1.92      1.93           1.97(d)

Expense ratio after expense reductions (%)*                   1.90      1.90      1.90      1.90      1.93           1.95(d)

Ratio of net investment loss to average net assets (%)*      (0.37)    (0.18)    (0.20)    (0.54)    (0.35)         (1.28)(d)

Portfolio turnover rate (%)                                 132.36    174.69    116.28     78.04     77.61         102.37

* Reflects voluntary reduction of expenses
per share of these amounts                                    0.05      0.04      0.04      0.05      0.04           0.02

                                                                                        Class B(1)
                                                           ====================================================================
                                                                  January 1. 1999                             Six months ended
                                                           (commencement of share class)      Year ended       April 31, 2001
Per-Share Data                                                 to October 31,1999(a)       October 31, 2000   (unaudited) (a)
===============================================================================================================================
 Net asset value, beginning of period ($)                              10.63                     12.42              13.59
                                                                       -----                     -----             ------
  Net investment loss ($)*                                             (0.11)                    (0.16)             (0.11)

  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward contracts ($)               1.90                      1.78              (1.18)
                                                                       -----                     -----             ------
 Total from investment operations ($)                                   1.79                      1.62              (1.29)
                                                                       -----                     -----             ------
  Distributions from capital gains ($)                                    --                     (0.45)             (0.79)
                                                                       -----                     -----             ------
 Total distributions ($)                                                  --                     (0.45)             (0.79)
                                                                       -----                     -----             ------
 Net asset value, end of period ($)                                    12.42                     13.59              11.51
                                                                       =====                     =====             ======
 Total return (%) (b)                                                  16.84(c)                  12.89              (9.75)(c)

 Ratios/Supplemental Data
===============================================================================================================================
 Net assets at end of period ($ thousands)                             2,433                     7,887              8,523

 Expense ratio (%)*                                                     2.67(d)                   2.65               2.67(d)

 Expense ratio after expense reductions (%)*                            2.65(d)                   2.65               2.65(d)

 Ratio of net investment loss to average net assets (%)*               (1.29)(d)                 (1.02)             (1.91)(d)

 Portfolio turnover rate (%)                                           78.04                     77.61             102.37

 * Reflects voluntary reduction of expenses
 per share of these amounts ($)                                         0.01                      0.04               0.02

The text and notes are an integral part of the financial statements.


14  State Street Research International Equity Fund

                                                                                          Class B
                                                            ===================================================================
                                                                        Years ended October 31                Six months ended
                                                            -----------------------------------------------    April 30, 2001
Per-Share Data                                              1996(a)   1997(a)   1998(a)   1999(a)   2000(a)   (unaudited) (a)
===============================================================================================================================
 Net asset value, beginning of period ($)                     9.22      9.04      9.16      9.95     12.42          13.59
                                                             -----     -----     -----     -----     -----          -----
  Net investment loss ($)*                                   (0.11)    (0.09)    (0.05)    (0.14)    (0.17)         (0.12)

  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward contracts ($)    (0.07)     0.21      0.84      2.73      1.79          (1.16)
                                                             -----     -----     -----     -----     -----          -----
 Total from investment operations ($)                        (0.18)     0.12      0.79      2.59      1.62          (1.28)
                                                             -----     -----     -----     -----     -----          -----
  Dividend from net investment income ($)                       --        --        --     (0.12)       --             --

  Distributions from capital gains ($)                          --        --        --        --     (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Total distributions ($)                                      0.00      0.00      0.00     (0.12)    (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Net asset value, end of period ($)                           9.04      9.16      9.95     12.42     13.59          11.52
                                                             =====     =====     =====     =====     =====          =====
 Total return (%) (b)                                        (1.95)     1.33      8.62     26.30     12.97          (9.74)(c)

 Ratios/Supplemental Data
===============================================================================================================================
 Net assets at end of period ($ thousands)                  28,971    21,914    21,117    19,865    22,366         18,357

 Expense ratio (%)*                                           2.65      2.65      2.65      2.67      2.65           2.67(d)

 Expense ratio after expense reductions (%)*                  2.65      2.65      2.65      2.65      2.65           2.65(d)

 Ratio of net investment loss to average net assets (%)*     (1.13)    (0.94)    (0.88)    (1.28)    (1.09)         (2.02)(d)

 Portfolio turnover rate (%)                                132.36    174.69    116.28     78.04     77.61         102.37

 * Reflects voluntary reduction of expenses
 per share of these amounts ($)                               0.05      0.04      0.04      0.05      0.04           0.02

                                                                                          Class C
                                                            ===================================================================
                                                                        Years ended October 31                Six months ended
                                                            -----------------------------------------------    April 30, 2001
Per-Share Data                                              1996(a)   1997(a)   1998(a)   1999(a)   2000(a)   (unaudited) (a)
===============================================================================================================================
 Net asset value, beginning of period ($)                     9.22      9.03      9.16      9.95     12.44          13.62
                                                             -----     -----     -----     -----     -----          -----
  Net investment loss ($)*                                   (0.11)    (0.09)    (0.05)    (0.14)    (0.16)         (0.12)

  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward contracts ($)    (0.08)     0.22      0.84      2.73      1.79          (1.17)
                                                             -----     -----     -----     -----     -----          -----
 Total from investment operations ($)                        (0.19)     0.13      0.79      2.59      1.63          (1.29)
                                                             -----     -----     -----     -----     -----          -----
  Dividend from net investment income ($)                       --        --        --     (0.10)       --             --

  Distributions from capital gains ($)                          --        --        --        --     (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Total distributions ($)                                      0.00      0.00      0.00     (0.10)    (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Net asset value, end of period ($)                           9.03      9.16      9.95     12.44     13.62          11.54
                                                             =====     =====     =====     =====     =====          =====
 Total return (%) (b)                                        (2.06)     1.44      8.62     26.17     13.03          (9.79)(c)

 Ratios/Supplemental Data
===============================================================================================================================
 Net  assets at end of period ($ thousands)                  5,324     2,469     1,706     2,339     3,518          2,878

 Expense ratio (%)*                                           2.65      2.65      2.65      2.67      2.65           2.67(d)

 Expense ratio after expense reductions (%)*                  2.65      2.65      2.65      2.65      2.65           2.65(d)

 Ratio of net investment loss to average net assets ($)*     (1.10)    (0.97)    (0.90)    (1.29)    (1.04)         (1.97)(d)

 Portfolio turnover rate (%)                                132.36    174.69    116.28     78.04     77.61         102.37

 * Reflects voluntary reduction of expenses
 per share of these amounts ($)                               0.05      0.04      0.04      0.04      0.04           0.02

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                          Class S
                                                            ===================================================================
                                                                        Years ended October 31                Six months ended
                                                            -----------------------------------------------    April 30, 2001
Per-Share Data                                              1996(a)   1997(a)   1998(a)   1999(a)   2000(a)   (unaudited) (a)
===============================================================================================================================
 Net asset value, beginning of period ($)                     9.39      9.29      9.51     10.44     13.03          14.43
                                                             -----     -----     -----     -----     -----          -----
  Net investment income gain (loss) ($)*                     (0.02)     0.01      0.00     (0.03)    (0.01)         (0.06)

  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward contracts ($)    (0.08)     0.21      0.93      2.85      1.86          (1.25)
                                                             -----     -----     -----     -----     -----          -----
 Total from investment operations ($)                        (0.10)     0.22      0.93      2.82      1.85          (1.31)
                                                             -----     -----     -----     -----     -----          -----
  Dividend from net investment income ($)                       --        --        --     (0.23)       --             --

  Distributions from capital gains ($)                          --        --        --        --     (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Total distributions ($)                                        --        --        --     (0.23)    (0.45)         (0.79)
                                                             -----     -----     -----     -----     -----          -----
 Net asset value, end of period ($)                           9.29      9.51     10.44     13.03     14.43          12.33
                                                             =====     =====     =====     =====     =====          =====
 Total return (%) (b)                                        (1.06)     2.37      9.78     27.48     14.16          (9.36)(c)

 Ratios/Supplemental Data
===============================================================================================================================
 Net assets at end of period ($ thousands)                  26,649    21,230    13,615    13,595    17,037         14,963

 Expense ratio (%)*                                           1.65      1.65      1.65      1.67      1.65           1.67(d)

 Expense ratio after expense reductions (%)*                  1.65      1.65      1.65      1.65      1.65           1.65(d)

 Ratio of net investment income (loss) to
 average net assets (%)*                                     (0.16)     0.06      0.06     (0.28)    (0.08)         (0.99)(d)

 Portfolio turnover rate (%)                                132.36    174.69    116.28     78.04     77.61         102.37

 * Reflects voluntary reduction of expenses
 per share of these amounts ($)                               0.05      0.04      0.04      0.05      0.04           0.02

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research International Equity Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity
Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

         12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

         Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

         Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

         New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

         Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research International Equity Fund

[LOGO] STATE STREET RESEARCH
One Financial Center o Boston, MA 02111-2690

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                                                               U.S. POSTAGE PAID
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Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
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[PHONE]     Phone
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[FAX]       Fax
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            Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
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For 24-hour
Automated Access
to Your Account

[TOLL-FREE PHONE]  1-87-SSR-FUNDS
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                   (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Argo Fund.

(3)   Formerly State Street Research Alpha Fund.

(4)   Formerly State Street Research Galileo Fund.

(5) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research International Equity Fund prospectus. When used after June 30, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                            Large-Cap Growth Fund(1)
                                  Aurora Fund
                            Large-Cap Value Fund(2)
                             Mid-Cap Value Fund(3)
                           International Equity Fund
                           Large-Cap Analyst Fund(4)
                                Investment Trust
                                  Legacy Fund
                         Strategic Growth & Income Fund
                           Strategic Income Plus Fund

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                             New York Tax-Free Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(5)

                                  CONSERVATIVE

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0602)SSR-LD                                      IE-1892-0601

--------------------------------------------------------------------------------
                             STATE STREET RESEARCH
--------------------------------------------------------------------------------
                           STRATEGIC INCOME PLUS FUND
                         -----------------------------

                         SEMIANNUAL REPORT
                         April 30, 2001

                         --------------------------------
                                 WHAT'S INSIDE
                         --------------------------------

                         INVESTMENT UPDATE
                         About the Fund,
                         Economy and Markets

                         FUND INFORMATION
                         Facts and Figures

                         PLUS, COMPLETE PORTFOLIO HOLDINGS
                         AND FINANCIAL STATEMENTS

                                                              [dalbar logo]

                                                                  DALBAR
                                                           HONORS COMMITMENT TO:
                                                                INVESTORS
                                                                   2000


                                                               For Excellence
                                                                     in
                                                                  Service

[logo] State Street Research

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o U.S. economic growth slowed substantially in the second half of the period. Thus far, manufacturing has borne the brunt of this slowdown. Durable goods activity dropped off rapidly, especially in high-tech capital goods.

o After holding the line on interest rates for more than six months, the Federal Reserve Board lowered interest rates four times early in 2001 in an effort to prevent recession. The Fed lowered a key short-term interest rate by a total of 200 basis points--to 4.5%.

o High-profile job layoffs are occurring for the first time in years. So far, however, employment patterns have not been severe enough to prompt a collapse in consumer activity.

THE MARKETS
o The major stock market indexes declined sharply in the fourth quarter of 2000, and followed that up with more red ink in the first quarter of 2001. However, stocks made a strong showing in April, and most major markets recovered some of their losses.

o Bonds have strengthened in price as interest rates have declined. U.S. Treasury bonds led the way in 2000. High-yield and corporate bonds have rebounded in 2001.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended April 30, 2001, Class A shares of State Street Research Strategic Income Plus Fund returned 5.03% (does not reflect sales charge).(2) That was lower than the Lehman Brothers Aggregate Bond Index, which returned 6.22% for the same period.(1)

o A cutback in the fund's fixed income weighting and additions to equity positions hurt performance.

o The dramatic underperformance of large-cap equities, especially drug stocks, was also disappointing.

o  The fund's international exposure also detracted from returns.

o  Our emphasis on value stocks helped performance.

o  Our stake in high-grade bonds added to performance.

CURRENT STRATEGY
o High-grade fixed income securities remain the dominant position in the portfolio at 63% of assets.

o We expect the economy to remain soft and look for the Federal Reserve Board to continue to lower interest rates. We believe the fund's position in high-grade bonds, which accounts for 63% of fund assets, has the potential to perform well in that environment.

o We expect large-cap growth stocks, particularly those that meet earnings expectations, to improve relative to other equity sectors. We have positioned the fund to capitalize on this trend by gradually increasing the fund's growth equity exposure.

April 30, 2001

(1)The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment- grade or higher. This index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)4.56% for Class B(1) shares; 4.56% for Class B shares; 4.54% for Class C shares; 5.06% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4)Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6)Performance for the period May 16, 1994 to March 27, 1997 reflects actual performance of the fund prior to the liquidation of outstanding Class A shares in 1997. Returns shown for all other periods, including periods prior to the reintroduction of Class A shares in 1999, reflect performance of Class S shares. Returns shown are for periods prior to the creation of the class in 1999. They reflect performance of Class S shares, adjusted for shareholder and annual fund operating expenses.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2001, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/01(3)(4)(5)(6)
(at maximum applicable sales charge)
------------------------------------------------------------------------------
                      LIFE OF FUND
                     (since 5/16/94)          5 YEARS                1 YEAR
------------------------------------------------------------------------------
Class A                   8.29%                7.23%                  -0.38%
------------------------------------------------------------------------------
Class B(1)                9.15%                8.02%                  -0.01%
------------------------------------------------------------------------------
Class B                   9.14%                8.01%                  -0.06%
------------------------------------------------------------------------------
Class C                   9.15%                8.31%                   3.94%
------------------------------------------------------------------------------
Class S                   9.39%                8.64%                   5.95%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(3)(5)(6)
(does not reflect sales charge)

------------------------------------------------------------------------------
                       LIFE OF FUND
                     (since 5/16/94)          5 YEARS                1 YEAR
------------------------------------------------------------------------------
Class A                   9.38%                8.85%                   9.04%
------------------------------------------------------------------------------
Class B(1)                9.30%                8.62%                   8.22%
------------------------------------------------------------------------------
Class B                   9.31%                8.63%                   8.27%
------------------------------------------------------------------------------
Class C                   9.30%                8.63%                   8.25%
------------------------------------------------------------------------------
Class S                   9.55%                8.98%                   9.30%
------------------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

ASSET ALLOCATION
(by percentag e of net assets)

Bonds                    63%
Cash                      8%
Equities                 29%

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                                     VALUE
                                                      SHARES        (NOTE 1)
--------------------------------------------------------------------------------
EQUITY SECURITIES 29.3%
AUTOMOBILES & TRANSPORTATION 0.9%
AIR TRANSPORT 0.3%
AMR Corp.* ....................................        2,400    $    91,464
                                                                -----------
AUTOMOTIVE PARTS 0.3%
Delphi Automotive Systems Corp. ...............        7,200        107,280
                                                                -----------
TRUCKERS 0.3%
CNF Transportation Inc. .......................        2,700         82,782
                                                                -----------
Total Automobiles & Transportation ............                     281,526
                                                                -----------
CONSUMER DISCRETIONARY 5.8%
ADVERTISING AGENCIES 0.8%
Interpublic Group of Companies, Inc. ..........        2,200         74,690
Valassis Communications Inc.* .................        5,100        180,285
                                                                -----------
                                                                    254,975
                                                                -----------
CASINOS/GAMBLING, HOTEL/MOTEL 0.9%
Harrah's Entertainment Inc.* ..................        3,635        125,408
Hilton Hotels Corp. ...........................        9,900        109,395
International Game Technology Inc.* ...........        1,440         80,539
                                                                -----------
                                                                    315,342
                                                                -----------
COMMERCIAL SERVICES 1.2%
Cendant Corp.* ................................        9,100        161,434
Republic Services Inc.* .......................        7,100        127,800
Viad Corp. ....................................        2,900         72,094
Waste Management Inc. .........................        1,600         39,056
                                                                -----------
                                                                    400,384
                                                                -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.1%
AOL Time Warner Inc.* .........................        1,950         98,475
Metro-Goldwyn-Mayer Inc.* .....................        6,000        122,580
USA Networks Inc.* ............................        5,800        145,290
                                                                -----------
                                                                    366,345
                                                                -----------
HOUSEHOLD FURNISHINGS 0.2%
Black & Decker Corp. ..........................        1,700         67,762
                                                                -----------
PRINTING & PUBLISHING 0.1%
Hollinger International, Inc. Cl. A ...........        1,700         26,486
                                                                -----------
RESTAURANTS 0.3%
Darden Restaurants Inc. .......................        3,800        103,778
                                                                -----------
RETAIL 1.2%
Bed Bath & Beyond Inc.* .......................        2,000         56,640
Federated Department Stores Inc.* .............        1,733         74,484
Home Depot Inc. ...............................        1,050         49,455
Staples Inc.* .................................        5,400         87,858
Target Corp. ..................................        1,500         57,675
TJX Companies, Inc. ...........................        2,400         75,192
                                                                -----------
                                                                    401,304
                                                                -----------
Total Consumer Discretionary ..................                   1,936,376
                                                                -----------
CONSUMER STAPLES 1.1%
BEVERAGES 0.2%
Anheuser-Busch Companies, Inc. ................        1,990         79,580
                                                                -----------
DRUG & GROCERY STORE CHAINS 0.6%
CVS Corp. .....................................        1,550         91,372
Safeway Inc.* .................................        1,700         92,310
                                                                -----------
                                                                    183,682
                                                                -----------
HOUSEHOLD PRODUCTS 0.3%
Clorox Co. ....................................        3,500        111,405
                                                                -----------
Total Consumer Staples ........................                     374,667
                                                                -----------
FINANCIAL SERVICES 4.5%
BANKS & SAVINGS & LOAN 1.1%
City National Corp. ...........................          900         34,785
Fifth Third Bancorp ...........................          800         43,008
Golden West Financial Corp. ...................        1,000         58,700
Mercantile Bankshares Corp. ...................        1,600         60,080
North Fork Bancorporation Inc. ................        4,500        119,475
US Bancorp ....................................        1,750         37,065
                                                                -----------
                                                                    353,113
                                                                -----------
INSURANCE 1.4%
ACE Ltd. ......................................        6,050        215,985
Chubb Corp. ...................................          900         60,075
Saint Paul Companies, Inc. ....................        2,000         90,200
XL Capital Ltd. Cl. A .........................        1,600        113,280
                                                                -----------
                                                                    479,540
                                                                -----------
MISCELLANEOUS FINANCIAL 1.3%
AMBAC Financial Group, Inc. ...................        2,300        123,763
Citigroup, Inc. ...............................        1,266         62,224
Federal Home Loan Mortgage Corp. ..............          900         59,220
MGIC Investment Corp. .........................        1,700        110,483
Morgan Stanley Dean Witter & Co. ..............        1,510         94,813
                                                                -----------
                                                                    450,503
                                                                -----------
SECURITIES BROKERAGE & SERVICES 0.7%
Lehman Brothers Holdings Inc. .................        1,500        109,125
Stilwell Financial Inc. .......................        4,000        117,880
                                                                -----------
                                                                    227,005
                                                                -----------
Total Financial Services ......................                   1,510,161
                                                                -----------
HEALTHCARE 2.4%
DRUGS & BIOTECHNOLOGY 2.3%
GlaxoSmithKline PLC ...........................        2,500         66,054
Abbott Laboratories Inc. ......................        2,250        104,355
Biogen Inc.* ..................................        1,400         90,524
ICN Pharmaceuticals Inc. ......................        4,500        115,290
Johnson & Johnson .............................          900         86,832
Mylan Laboratories Inc. .......................        4,700        125,678
Pfizer Inc. ...................................        1,675         72,527
Pharmacia Corp. ...............................        2,130        111,314
                                                                -----------
                                                                    772,574
                                                                -----------
HOSPITAL SUPPLY 0.1%
Biomet Inc. ...................................        1,050         44,866
                                                                -----------
Total Healthcare ..............................                     817,440
                                                                -----------
INTEGRATED OILS 0.9%
INTEGRATED DOMESTIC 0.6%
Conoco Inc. Cl. B .............................        1,700         51,714
Petroleo Brasileiro SA ADR ....................        1,200         32,400
Unocal Corp. ..................................        3,000        114,480
                                                                -----------
                                                                    198,594
                                                                -----------
INTEGRATED INTERNATIONAL 0.3%
Exxon Mobil Corp. .............................        1,050         93,030
                                                                -----------
Total Integrated Oils .........................                     291,624
                                                                -----------
MATERIALS & PROCESSING 2.1%
CHEMICALS 0.5%
Air Products & Chemicals, Inc. ................        1,600         68,784
Rohm & Haas Co. ...............................        3,100        106,547
                                                                -----------
                                                                    175,331
                                                                -----------
DIVERSIFIED MANUFACTURING 0.6%
American Standard Companies Inc.* .............        1,600         96,400
Ball Corp. ....................................        2,200        101,200
                                                                -----------
                                                                    197,600
                                                                -----------
FERTILIZERS 0.1%
Agrium Inc. ...................................        3,400         39,032
                                                                -----------
PAPER & FOREST PRODUCTS 0.3%
Westvaco Corp. ................................        3,500         92,330
                                                                -----------
STEEL 0.6%
Harsco Corp. ..................................        4,100        116,030
Nucor Corp. ...................................        1,800         91,314
                                                                -----------
                                                                    207,344
                                                                -----------
Total Materials & Processing ..................                     711,637
                                                                -----------
OTHER 0.9%
MULTI-SECTOR 0.9%
General Electric Co. ..........................        2,110        102,399
SPX Corp.* ....................................        1,300        146,393
Tyco International Ltd. .......................          690         36,825
                                                                -----------
Total Other ...................................                     285,617
                                                                -----------
OTHER ENERGY 1.3%
GAS PIPELINES 0.2%
El Paso Corp. .................................          800         55,040
                                                                -----------
OIL & GAS PRODUCERS 0.9%
Anadarko Petroleum Corp. ......................        2,700        174,474
Ocean Energy Inc. .............................        7,100        131,421
                                                                -----------
                                                                    305,895
                                                                -----------
OIL WELL EQUIPMENT & SERVICES 0.2%
Baker Hughes Inc. .............................        1,700         66,793
                                                                -----------
Total Other Energy ............................                     427,728
                                                                -----------
PRODUCER DURABLES 0.8%
AEROSPACE 0.2%
Boeing Co. ....................................          900         55,620
                                                                -----------
INDUSTRIAL PRODUCTS 0.2%
Parker Hannifin Corp. .........................        1,800         83,916
                                                                -----------
MISCELLANEOUS EQUIPMENT 0.2%
Danaher Corp. .................................        1,450         81,214
                                                                -----------
PRODUCTION TECHNOLOGY EQUIPMENT 0.2%
KLA-Tencor Corp.* .............................        1,100         60,456
                                                                -----------
Total Producer Durables .......................                     281,206
                                                                -----------
TECHNOLOGY 2.9%
COMMUNICATIONS TECHNOLOGY 0.7%
Cisco Systems Inc.* ...........................        1,870         31,753
Comverse Technology Inc.* .....................          850         58,225
Corning Inc. ..................................        1,300         28,561
NCR Corp.* ....................................        2,500        117,525
                                                                -----------
                                                                    236,064
                                                                -----------
COMPUTER SOFTWARE 0.3%
Microsoft Corp.* ..............................        1,510        102,303
                                                                -----------
COMPUTER TECHNOLOGY 0.4%
EMC Corp.* ....................................        1,120         44,352
International Business Machines Corp. .........          700         80,598
Sun Microsystems Inc.* ........................        1,310         22,427
                                                                -----------
                                                                    147,377
                                                                -----------
ELECTRONICS 0.7%
Apogent Technologies Inc.* ....................        5,400        124,200
Applera Corp. - Applied Biosystems Group ......        1,000         32,060
Nokia Corp. ADR ...............................        2,470         84,449
                                                                -----------
                                                                    240,709
                                                                -----------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 0.8%
Agere Systems Inc.* ...........................        9,200         64,400
Analog Devices Inc.* ..........................        1,050         49,675
Cypress Semiconductor Corp.* ..................        3,490         78,874
Texas Instruments Inc. ........................        1,550         59,985
                                                                -----------
                                                                    252,934
                                                                -----------
Total Technology ..............................                     979,387
                                                                -----------
UTILITIES 1.4%
ELECTRICAL 1.2%
Covanta Energy Corp.* .........................        7,600        140,600
Duke Energy Co. ...............................          950         44,422
Energy East Corp. .............................        4,200         84,630
Exelon Corp. ..................................          800         55,240
OGE Energy Corp. ..............................        2,900         63,945
Pinnacle West Capital Corp. ...................          500         25,095
Reliant Resources Inc.* .......................          240          7,200
                                                                -----------
                                                                    421,132
                                                                -----------
TELECOMMUNICATIONS 0.2%
Orange SA* ....................................        5,500         57,973
                                                                -----------
Total Utilities ...............................                     479,105
                                                                -----------
NON-U.S. EQUITIES 4.3%
Advantest Corp. ...............................        1,000        114,677
Barclays PLC ..................................        1,500         48,279
Bouygues ......................................        1,200         51,340
BP Amoco PLC* .................................        5,500         49,331
CNOOC Ltd. ....................................       12,700         12,213
Coles Myer Ltd. ...............................       11,900         42,010
Fuji Heavy Industries Ltd. ....................        4,000         29,102
Heineken NV ...................................          900         46,674
Hutchison Whampoa .............................        3,000         32,216
IHC Caland NV .................................        1,500         69,206
Kaneka Corp. ..................................        6,000         50,694
Nokia AB Oy ...................................        2,000         66,189
Nomura Securities Co. Ltd. ....................        3,000         63,367
Petrochina Co. Ltd.* ..........................      191,300         40,963
Renault SA ....................................        1,300         66,841
Saipem SPA ....................................       12,500         82,071
Schering AG ...................................          700         34,960
Sekisui Chemical Co. Ltd. .....................       10,000         38,279
Sony Corp. ....................................          800         59,823
Technip .......................................          800        124,570
Tesco .........................................       12,273         43,891
Tokyo Electronics Ltd. ........................        1,000         72,836
Unilever PLC* .................................        7,300         55,137
Vestas Wind Systems ...........................        1,100         51,381
Volkswagen AG .................................        1,100         54,655
Wolters Kluwer NV .............................        1,900         52,562
                                                                -----------
Total Non-U.S. Equities .......................                   1,453,267
                                                                -----------
Total Equity Securities (Cost $8,481,308) .....                   9,829,741
                                                                -----------

------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 63.2%
U.S. TREASURY 9.0%
U.S. Treasury Bond, 11.25% ...........................      $  275,000            2/15/2015               419,246
U.S. Treasury Bond, 10.625% ..........................         125,000            8/15/2015               183,945
U.S. Treasury Bond, 8.875% ...........................         400,000            2/15/2019               531,376
U.S. Treasury Bond, 8.125% ...........................         225,000            8/15/2021               283,183
U.S. Treasury Bond, 6.75% ............................         300,000            8/15/2026               332,343
U.S. Treasury Bond, 6.125% ...........................          25,000            8/15/2029                25,769
U.S. Treasury Bond, 6.25% ............................         200,000            5/15/2030               210,812
U.S. Treasury Note, 6.125% ...........................         175,000            8/31/2002               179,293
U.S. Treasury Note, 5.75% ............................         475,000            4/30/2003               487,692
U.S. Treasury Note, 6.75% ............................         225,000            5/15/2005               240,504
U.S. Treasury TIPS, 3.875% ...........................         133,408            4/15/2029               141,871
                                                                                                   --------------
                                                                                                        3,036,034
                                                                                                   --------------
U.S. AGENCY MORTGAGE 24.3%
Federal Home Loan Mortgage Corp., 5.25% ..............         325,000            2/15/2004               327,490
Federal National Mortgage Association, 6.625% ........         250,000           10/15/2007               262,655
Federal National Mortgage Association, 5.50% .........          81,690            2/01/2014                79,341
Federal National Mortgage Association, 6.50% .........         168,001           12/01/2014               169,365
Federal National Mortgage Association, 6.50% .........         237,354           12/01/2014               239,281
Federal National Mortgage Association, 6.50% .........         246,338           12/01/2015               248,338
Federal National Mortgage Association, 6.50% .........         221,051            9/01/2028               219,048
Federal National Mortgage Association, 6.50% .........         309,599           11/01/2028               306,794
Federal National Mortgage Association, 6.50% .........         269,271           12/01/2028               266,832
Federal National Mortgage Association, 6.00% .........         151,931            2/01/2029               147,112
Federal National Mortgage Association, 7.50% .........         337,036            7/01/2029               344,407
Federal National Mortgage Association, 7.00% .........         292,963           12/01/2029               295,342
Federal National Mortgage Association, 7.125% ........         175,000            1/15/2030               187,961
Federal National Mortgage Association, 7.00% .........         884,948            2/01/2030               892,691
Federal National Mortgage Association, 7.25% .........         275,000            5/15/2030               300,008
Federal National Mortgage Association TBA, 6.00% .....         700,000           12/01/2030               694,092
Federal National Mortgage Association TBA, 6.50% .....         150,000           12/31/2030               148,359
Federal National Mortgage Association TBA, 7.00% .....         650,000           12/31/2030               663,611
Government National Mortgage Association, 6.50% ......         129,784            7/15/2009               132,298
Government National Mortgage Association, 7.50% ......         129,104           12/15/2010               134,269
Government National Mortgage Association, 7.00% ......         172,344            1/15/2025               174,768
Government National Mortgage Association, 7.00% ......          51,174           10/15/2025                51,781
Government National Mortgage Association, 7.00% ......         199,101            6/15/2028               201,216
Government National Mortgage Association, 7.00% ......         428,459           10/15/2028               433,009
Government National Mortgage Association, 6.50% ......         566,462           11/15/2028               562,389
Government National Mortgage Association, 7.00% ......         129,036           11/15/2028               130,407
Government National Mortgage Association, 7.50% ......         525,062           12/15/2028               538,188
                                                                                                   --------------
                                                                                                        8,151,052
                                                                                                   --------------
CANADIAN-YANKEE 0.8%
British Sky Broadcasting Group Inc. Note, 6.875% .....          75,000            2/23/2009                68,765
Province of Quebec Deb., 7.50% .......................         175,000            9/15/2029               186,540
                                                                                                   --------------
                                                                                                          255,305
                                                                                                   --------------
FOREIGN GOVERNMENT 4.3%
                                                       Canadian Dollar
Government of Canada, 7.00% ..........................         500,000           12/01/2006               348,480
                                                                  Euro
Republic of Germany, 5.25% ...........................         175,000            1/04/2011               158,017
Republic of Greece, 8.80% ............................         532,942            6/19/2007               556,712
Republic of Greece, 6.95% ............................          50,000            3/04/2008                51,506
                                                    New Zealand Dollar
Government of New Zealand, 8.00% .....................          50,000            4/15/2004                21,758
Government of New Zealand, 8.00% .....................         675,000           11/15/2006               301,192
                                                                                                   --------------
                                                                                                        1,437,665
                                                                                                   --------------
FINANCE/MORTGAGE 16.8%
Arcadia Automobile Trust 97-B A5, 6.70% ..............          96,649            2/15/2005                97,764
Arcadia Automobile Trust 97-C A5, 6.55% ..............         125,000            6/15/2005               127,088
Chase Commercial Mortgage Securities Corp. 1997-1 Cl.
  A1, 7.27% ..........................................          43,381            7/19/2004                44,457
Citibank Credit Card Issuance Trust, 7.45%                     150,000            9/15/2007               154,172
Citibank Credit Card Issuance Trust, 1.00%                      98,815            1/15/2010                99,073
Citibank Credit Card Master Trust I, 6.65%                     250,000           11/15/2006               258,437
Citigroup Inc., 7.25% ................................         225,000           10/01/2010               233,771
Citigroup Inc., 6.50% ................................          75,000            1/18/2011                74,543
Countrywide Funding Corp. Note, 6.58% ................         175,000            9/21/2001               176,354
Countrywide Funding Corp. Note, 6.28% ................         200,000            1/15/2003               203,352
Detroit Edison Co. 2001-A5, 6.42% ....................         125,000            3/01/2015               121,759
Discover Card Mount 1, 6.35% .........................         225,000            7/15/2008               229,219
DLJ Commercial Mortgage Corp., 7.50% .................          50,000            9/10/2010                51,848
DLJ Commercial Mortgage Corp. 98-C2, 6.24% ...........          75,000           11/12/2031                74,879
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A, 5.88% ..         153,936           11/12/2031               154,401
DLJ Commercial Mortgage Corp. 99-C1, 6.46% ...........          50,000            1/10/2009                50,492
First Union Lehman Brothers Bank, 6.56% ..............         325,000           11/18/2008               328,148
Florida Windstorm Underwriting Sr. Sec. Note, 7.13%+ .         125,000            2/25/2019               122,116
Ford Credit Auto Owner Trust, 6.58% ..................         100,000           11/15/2004               103,343
Ford Credit Auto Owner Trust, 5.36% ..................         225,000            6/15/2005               225,139
Ford Motor Credit Co., 7.50% .........................         125,000            6/15/2003               130,000
Ford Motor Credit Co., 7.50% .........................          75,000            3/15/2005                77,939
Ford Motor Credit Co., 6.88% .........................         125,000            2/01/2006               127,780
J.P. Morgan Commercial Mortgage Finance Corp., 6.51% .         100,000           10/15/2035               100,348
John Hancock Global Funding, 7.90%+ ..................         100,000            7/02/2010               108,372
JP Morgan Chase and Co., 6.75% .......................          75,000            2/01/2011                75,446
LB Commercial Conduit Mortgage Trust
  97-LL1-A1, 6.79% ...................................         228,307            6/12/2004               233,659
LB Commercial Conduit Mortgage Trust
  98-C4 Cl. A1, 5.87% ................................         107,615            8/15/2006               108,287
LB Commercial Conduit Mortgage Trust
  98-C4 Cl. A1, 6.21% ................................          60,000           10/15/2008                59,719
MBNA Master Credit Card Trust II, 6.90%                        300,000            1/15/2008               310,968
MBNA Master Credit Card Trust
  Series 1999-J-A, 7.00% .............................         225,000            2/15/2012               232,875
Morgan Stanley Capital I Inc., 6.21% .................         150,000            9/15/2008               148,219
Morgan Stanley Capital Inc. 98-A1, 6.19%                        38,058            1/15/2007                38,986
Morgan Stanley Group Inc., 6.75% .....................         100,000            4/15/2011                99,127
Nationslink Funding Corp., 6.48% .....................         100,000            7/20/2008               100,724
Nationslink Funding Corp., 7.11% .....................          50,000           11/20/2008                48,373
New Jersey Economic Development Authority, 7.43% .....          75,000            2/15/2029                79,539
Nisource Finance Corp., 7.50%+ .......................          50,000           11/15/2003                51,892
Peco Energy Transport Trust Series 99-A
  Cl. A7, 6.13% ......................................         125,000            3/01/2009               123,359
Prime Credit Card Master Trust
  Series 1995-1A, 6.75% ..............................         125,000           11/15/2005               127,772
PSE&G Transition Funding LLC, 6.45% ..................         150,000            3/15/2013               147,984
Qwest Capital Funding Inc., 7.90%+ ...................         125,000            8/15/2010               131,399
Wells Fargo Bank, Note, 6.45% ........................          25,000            2/01/2011                24,812
                                                                                                   --------------
                                                                                                        5,617,934
                                                                                                   --------------
CORPORATE 8.0%
Atlantic Richfield Co. Note, 5.90% ...................         175,000            4/15/2009               171,908
Bell Atlantic Financial Services Inc. Note, 7.60% ....         175,000            3/15/2007               184,063
Clear Channel Communications Senior Note, 7.25% ......         125,000            9/15/2003               128,645
Coca-Cola Enterprises Inc. Deb., 5.75% ...............         250,000           11/01/2008               241,255
Columbia/HCA Healthcare Corp. Note, 6.87% ............         150,000            9/15/2003               148,500
Comcast Cable Communications Note, 6.375% ............         100,000            1/30/2006               100,336
Conagra Inc. Note, 7.50% .............................         125,000            9/15/2005               129,730
Dynergy Inc. Sr. Note, 6.875% ........................         250,000            7/15/2002               259,313
El Paso Energy Corp. Sr. Note, 6.625% ................         250,000            7/15/2001               251,115
Electronic Data Systems Corp. Note, 7.45%                       75,000           10/15/2029                73,606
Energy East Corp. Note, 7.75% ........................          50,000           11/15/2003                51,666
Enron Corp. Senior Note, 7.875% ......................         125,000            6/15/2003               130,292
General Electric Capital Corp. Note, 6.875% ..........          75,000           11/15/2010                78,432
International Paper Co. Note, 5.604% .................          75,000            7/09/2001                74,956
International Paper Co. Note, 8.00% ..................         100,000            7/08/2003               104,465
Kroger Co. Senior Deb., 8.00% ........................          50,000            9/15/2029                52,068
News America Inc. Sr. Deb., 7.125% ...................          50,000            4/08/2028                42,953
Safeway Inc. Note, 6.15% .............................         100,000            3/01/2006                99,527
Tyco International Group SA Note, 6.25% ..............          50,000            6/15/2001                50,551
Tyco International Group SA Note, 6.375%                        50,000            2/15/2006                50,172
Union Pacific Corp. Deb., 6.625% .....................          75,000            2/01/2029                66,503
Vodafone AirTouch PLC Note, 7.75% ....................         125,000            2/15/2010               132,872
Wal-Mart Stores, Inc. Note, 7.55% ....................          50,000            2/15/2030                54,280
                                                                                                   --------------
                                                                                                        2,677,208
                                                                                                   --------------
Total Fixed Income Securities (Cost $20,897,940) ..........................................            21,175,198
                                                                                                   --------------
COMMERCIAL PAPER 11.5%
American Express Credit Corp., 4.52% .................         206,000            5/01/2001               206,000
American Express Credit Corp., 4.44% .................       1,280,000            5/02/2001             1,280,000
American Express Credit Corp., 4.42% .................         166,000            5/11/2001               166,000
Citicorp, 4.53% ......................................       1,000,000            5/04/2001             1,000,000
Ford Motor Credit Co., 4.95% .........................         410,000            5/11/2001               410,000
General Electric Capital Corp., 4.47% ................         290,000            5/02/2001               290,000
Merril Lynch & Company Inc., 4.91% ...................         515,000            5/11/2001               514,298
                                                                                                   --------------
Total Commercial Paper (Cost $3,866,298) ..................................................             3,866,298
                                                                                                   --------------
Total Investments (Cost $33,245,546) - 104.0% .............................................            34,871,237
Cash and Other Assets, Less Liabilities - (4.0%) ..........................................            (1,354,904)
                                                                                                   --------------
Net Assets - 100.0% .......................................................................        $   33,516,333
                                                                                                   ==============

Federal Income Tax Information:
At April 30, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $33,345,943 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost ....................................................................         $  2,048,808
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value ....................................................................             (523,514)
                                                                                                   --------------
                                                                                                   $  1,525,294
                                                                                                   ============

----------------------------------------------------------------------------------------------------------------
*    Nonincome-producing securities.
+    Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at
     April 30, 2001 were $409,583 and $413,779 (1.23% of net assets), respectively.
ADR  Stands for American Depositary Receipt, representing ownership of foreign securities.
TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

Forward currency exchange contracts outstanding at April 30, 2001, are as follows:
                                                                                                         UNREALIZED
                                                                                          CONTRACT      APPRECIATION     DELIVERY
TRANSACTION                                                              TOTAL VALUE        PRICE      (DEPRECIATION)      DATE
-----------------------------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, Buy U.S. dollars                                  150,000 CAD     0.65860 CAD        $ 1,141        05/09/01
Sell Canadian dollars, Buy U.S. dollars                                   75,000 CAD     0.65658 CAD            419        05/09/01
Sell Canadian dollars, Buy U.S. dollars                                  270,000 CAD     0.64518 CAD         (1,569)       05/09/01
Sell Euro, Buy U.S. dollars                                              160,000 EUR     0.93440 EUR          7,561        05/09/01
Sell Euro, Buy U.S. dollars                                              150,000 EUR     0.93440 EUR          7,088        05/09/01
Sell Euro, Buy U.S. dollars                                              102,500 EUR     0.90735 EUR          2,085        05/21/01
Sell Euro, Buy U.S. dollars                                               45,000 EUR     0.90522 EUR            820        05/21/01
Sell Euro, Buy U.S. dollars                                               60,000 EUR     0.89646 EUR            603        07/09/01
Sell Japanese yen, Buy U.S. dollars                                   37,528,421 JPY     0.00839 JPY          2,561        12/28/01
Buy Japanese yen, Sell U.S. dollars                                    3,575,876 JPY     0.00819 JPY           (359)       05/01/01
Sell New Zealand dollars, Buy U.S. dollars                                50,000 NZD     0.42400 NZD            560        05/21/01
Sell New Zealand dollars, Buy U.S. dollars                               105,000 NZD     0.42500 NZD          1,280        05/21/01
Sell New Zealand dollars, Buy U.S. dollars                               155,000 NZD     0.42400 NZD          1,735        05/21/01
Sell New Zealand dollars, Buy U.S. dollars                               230,000 NZD     0.43809 NZD          5,876        07/07/01
Sell New Zealand dollars, Buy U.S. dollars                               200,000 NZD     0.41184 NZD           (141)       07/07/01
Buy New Zealand dollars, Sell U.S. dollars                               224,666 NZD     0.41250 NZD            157        05/01/01
                                                                                                            -------
                                                                                                            $29,817
                                                                                                            =======

Futures contracts open at April 30, 2001, are as follows:

                                                                                             UNREALIZED
                                              NOTIONAL               EXPIRATION             APPRECIATION
    TYPE                                       AMOUNT                  MONTH               (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                           $  300,000              June, 2001               $15,936
2 Year U.S. Treasury Notes                      600,000              June, 2001                   755
5 Year U.S. Treasury Notes                    1,700,000              June, 2001                (6,002)
10 Year U.S. Treasury Notes                     100,000              June, 2001                   641
                                                                                              -------
                                                                                              $11,330
                                                                                              =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

ASSETS
Investments, at value** (Cost $33,245,546) (Note 1) .........  $34,871,237
Collateral for securities on loan ...........................    6,256,319
Cash ........................................................       75,661
Interest and dividends receivable ...........................      284,912
Receivable for securities sold ..............................      252,737
Receivable from Distributor (Note 3) ........................      122,417
Receivable for open forward contracts .......................       31,886
Receivable for fund shares sold .............................        8,584
Other assets ................................................        9,505
                                                               -----------
                                                                41,913,258
LIABILITIES
Payable for collateral received on securities loaned ........    6,256,319
Payable for securities purchased ............................    1,870,233
Payable for fund shares redeemed ............................       87,911
Accrued transfer agent and shareholder services (Note 2)            23,915
Accrued management fee (Note 2) .............................       16,331
Accrued trustees' fees (Note 2) .............................        8,030
Accrued administration fee (Note 2) .........................        4,690
Payable for variation margin (Note 1) .......................        2,281
Payable for open forward contracts ..........................        2,069
Accrued distribution and service fees (Note 5) ..............        1,249
Other accrued expenses ......................................      123,897
                                                               -----------
                                                                 8,396,925
                                                               -----------
NET ASSETS                                                     $33,516,333
                                                               ===========
Net Assets consist of:
  Undistributed net investment income .......................   $  102,008
  Unrealized appreciation of investments ....................    1,625,691
  Unrealized appreciation of futures contracts ..............       11,330
  Unrealized appreciation of forward contracts and
    foreign currency ........................................       28,123
  Accumulated net realized gain .............................      302,082
  Paid-in capital ...........................................   31,447,099
                                                               -----------
                                                               $33,516,333
                                                               ===========
Net Asset Value and redemption price per share of
  Class A shares ($912,656 / 88,248 shares) .................       $10.34
                                                                    ======
Maximum Offering Price per share of Class A shares
  ($10.34 / .9425) ..........................................       $10.97
                                                                    ======
Net Asset Value and offering price per share of
  Class B(1) shares ($946,094 / 91,814 shares)* .............       $10.30
                                                                    ======
Net Asset Value and offering price per share of
  Class B shares ($655,164 / 63,540 shares)* ................       $10.31
                                                                    ======
Net Asset Value and offering price per share of
  Class C shares ($548,426 / 53,177 shares)* ................       $10.31
                                                                    ======
Net Asset Value, offering price and redemption price per
  share of Class S shares ($30,453,993 / 2,943,471 shares) ..       $10.35
                                                                    ======

-------------------------------------------------------------------------------
 *Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge. **Includes securities on loan valued at $6,067,634.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) ...............................................  $  773,433
Dividends, net of foreign taxes of $1,127 .......................      48,197
                                                                   ----------
                                                                      821,630
EXPENSES
Custodian fee ...................................................      98,235
Management fee (Note 2) .........................................      96,992
Registration fees ...............................................      65,610
Transfer agent and shareholder services (Note 2) ................      48,021
Administration fee (Note 2) .....................................      40,410
Reports to shareholders .........................................      18,330
Audit fee .......................................................      13,950
Legal fees ......................................................       6,516
Distribution and service fees - Class A (Note 5) ................       1,163
Distribution and service fees - Class B(1) (Note 5) .............       4,070
Distribution and service fees - Class B (Note 5) ................       2,820
Distribution and service fees - Class C (Note 5) ................       2,674
Trustees' fees (Note 2) .........................................       5,792
Miscellaneous ...................................................       3,435
                                                                   ----------
                                                                      408,018
Expenses borne by the Distributor (Note 3) ......................    (251,662)
Fees paid indirectly (Note 2) ...................................        (141)
                                                                   ----------
                                                                      156,215
                                                                   ----------
Net investment income ...........................................     665,415
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY, FORWARD CONTRACTS
  AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ................     425,627
Net realized loss on futures contracts (Note 1) .................      (1,185)
Net realized loss on forward contracts and foreign
  currency (Note 1) .............................................      (3,504)
                                                                   ----------
  Total net realized gain .......................................     420,938
                                                                   ----------
Change in unrealized appreciation of investments ................     500,158
Change in unrealized appreciation of futures contracts ..........      15,879
Change in unrealized depreciation of forward contracts
  and foreign currency...........................................      (4,228)
                                                                   ----------
  Total change in unrealized appreciation .......................     511,809
                                                                   ----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts ...............................     932,747
                                                                   ----------
Net increase in net assets resulting from operations ............  $1,598,162
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                            YEAR ENDED              APRIL 30, 2001
                                                         OCTOBER 31, 2000            (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...............................          $  1,588,073                $  665,415
Net realized gain on investments, foreign currency,
  forward contracts and futures contracts ...........               740,333                   420,938
Change in unrealized appreciation of investments,
  foreign currency, forward contracts and futures
  contracts .........................................               208,444                   511,809
                                                               ------------                ----------
Net increase resulting from operations ..............             2,536,850                 1,598,162
                                                               ------------                ----------
Dividends from net investment income:
  Class A ...........................................               (22,697)                  (24,155)
  Class B(1) ........................................               (20,254)                  (23,520)
  Class B ...........................................               (18,815)                  (16,718)
  Class C ...........................................               (18,770)                  (15,956)
  Class S ...........................................            (1,375,972)                 (997,421)
                                                               ------------                ----------
                                                                 (1,456,508)               (1,077,770)
                                                               ------------                ----------
Dividends from capital gains:
  Class A ...........................................                (1,136)                  (16,515)
  Class B(1) ........................................                (1,136)                  (17,542)
  Class B ...........................................                (1,136)                  (12,659)
  Class C ...........................................                (1,136)                  (12,734)
  Class S ...........................................               (70,420)                 (697,934)
                                                               ------------                ----------
                                                                    (74,964)                 (757,384)
                                                               ------------                ----------
Net increase (decrease) from fund share
  transactions ......................................            (2,612,828)                2,073,265
                                                               ------------                ----------
Total increase (decrease) in net assets .............            (1,607,450)                1,836,273
NET ASSETS
Beginning of period .................................            33,287,510                31,680,060
                                                               ------------                ----------
End of period (including undistributed net investment
  income of $514,363 and $102,008, respectively) ....           $31,680,060               $33,516,333
                                                               ============                ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 2001

NOTE 1

State Street Research Strategic Income Plus Fund (the "Fund") is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research Strategic Income Plus Fund, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research Concentrated Growth Fund, State Street Research Health Sciences Fund and State Street Research International Equity Fund.

The investment objective of the fund is to provide, primarily, a high level of current income and, secondarily, long-term growth of capital, consistent with the preservation of capital and reasonable investment risk.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At April 30, 2001, the value of the securities loaned and the value of collateral were $6,067,634 and $6,256,319 (all consisting of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended April 30, 2001, income from securities lending amounted to $5,073 and is included in interest income.

I. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

J. CHANGE IN ACCOUNTING PRINCIPLE
In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and discount on all fixed income securities. Upon initial adoption, the fund will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the fund's net asset value, but will change the classifications of certain amounts between interest income and realized gain/loss allocated from the Portfolio to the fund in the Statement of Operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2001, the fees pursuant to such agreement amounted to $96,992.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended April 30, 2001, the amount of such expenses was $19,893.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,792 during the six month ended April 30, 2001.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended April 30, 2001, the fund's transfer agent fees were reduced by $141 under this agreement.

The fund pays the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended April 30, 2001, the amount of such expenses was $40,410.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended April 30, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $251,662.

NOTE 4

For the six months ended April 30, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $28,856,131 and $28,879,103 (including $17,641,331 and $19,702,573 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. The Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 2001, fees pursuant to such plans amounted to $1,163, $4,070, $2,820 and $2,674 for Class A, Class B
(1), Class B and Class C, respectively.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $.001 par value per share. At April 30, 2001, MetLife owned 50,739 shares of each of Class A, Class B(1), Class B and Class C and 2,319,719 Class S shares of the fund.

These transactions break down by share class as follows:

                                                                                SIX MONTHS ENDED
                                                  YEAR ENDED                     APRIL 30, 2001
                                               OCTOBER 31, 2000                   (UNAUDITED)
                                        -------------------------------  ------------------------------
CLASS A                                    SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................        12,693        $  131,310         37,285       $  385,289
Issued upon reinvestment of:
  Dividends from net investment income            65               683            704            7,126
  Distributions from capital gains ...           113             1,136          1,624           16,386
Shares redeemed ......................           (19)             (194)       (13,639)        (140,952)
                                            --------       -----------        -------       ----------
Net increase .........................        12,852        $  132,935         25,974       $  267,849
                                            ========        ==========        =======       ==========

CLASS B(1)                                 SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................        16,665        $  173,109         26,769       $  274,832
Issued upon reinvestment of:
  Dividends from net investment income           125             1,198            752            7,591
  Distributions from capital gains ...           113             1,136          1,742           17,542
Shares redeemed ......................            --                --         (3,774)         (38,561)
                                            --------       -----------        -------       ----------
Net increase .........................        16,903        $  175,443         25,489       $  261,404
                                            ========        ==========        =======       ==========

CLASS B                                    SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................         1,526         $  15,886         11,146       $  114,389
Issued upon reinvestment of:
  Dividends from net investment income             4                44             96              974
  Distributions from capital gains ...           113             1,136          1,233           12,416
                                            --------       -----------        -------       ----------
Net increase..........................         1,643         $  17,066         12,475       $  127,779
                                            ========        ==========        =======       ==========

CLASS C                                    SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................           940          $  9,809          1,373        $  14,422
Issued upon reinvestment of:
  Dividends from net investment income             6                61             60              611
  Distributions from capital gains ...           113             1,136          1,263           12,718
                                            --------       -----------        -------       ----------
Net increase..........................         1,059         $  11,006          2,696        $  27,751
                                            ========        ==========        =======       ==========

CLASS S                                    SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................        80,688        $  830,392        103,942     $  1,075,075
Issued upon reinvestment of:
  Dividends from net investment income        28,058           286,775         19,722          199,422
  Distributions from capital gains ...         7,007            70,420         69,171          697,934
Shares redeemed ......................      (403,206)       (4,136,865)       (56,593)        (583,949)
                                            --------       -----------        -------       ----------
Net increase (decrease) ..............      (287,453)      $(2,949,278)       136,242       $1,388,482
                                            ========        ==========        =======       ==========

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          CLASS A
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS ENDED
                            YEAR ENDED         NOVEMBER 1, 1996       SEPTEMBER 30, 1999          YEAR ENDED        APRIL 30, 2001
                       OCTOBER 31, 1996(a)     MARCH 27, 1997(a)      OCTOBER 31, 1999(a)    OCTOBER 31, 2000(a)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)         10.56                  11.03                   10.12                   10.11              10.42
                                  -----                  -----                   -----                   -----              -----
  Net investment
    income ($)*                    0.42                   0.21                    0.04                    0.48               0.20
  Net realized and
    unrealized gain
    on investments,
    foreign currency
    and forward
    contracts ($)                  0.66                   0.08                    0.05                    0.30               0.31
                                  -----                  -----                   -----                   -----              -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)                   1.08                   0.29                    0.09                    0.78               0.51
                                  -----                  -----                   -----                   -----              -----
  Dividends from net
   investment income ($)          (0.36)                 (0.19)                  (0.10)                  (0.45)             (0.34)
  Distributions from
   capital gains ($)              (0.25)                 (0.55)                     --                   (0.02)             (0.25)
                                  -----                  -----                   -----                   -----              -----
TOTAL DISTRIBUTIONS($)            (0.61)                 (0.74)                  (0.10)                  (0.47)             (0.59)
                                  -----                  -----                   -----                   -----              -----
NET ASSET VALUE, END
  OF PERIOD ($)                   11.03                  10.58                   10.11                   10.42              10.34
                                  =====                  =====                   =====                   =====              =====
Total return (%)(b)               10.55                   2.67(c)                 0.89(c)                 7.85               5.03(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)              552                     --                     499                     649                913
Expense ratio (%)*                 1.15                   1.15(d)                 1.15(d)                 1.18               1.20(d)
Expense ratio after expense
  reductions (%)*                  1.15                   1.15(d)                 1.15(d)                 1.18               1.20(d)
Ratio of net
  investment income
  to average net
  assets (%)*                      4.35                   4.18(d)                 4.01(d)                 4.72               3.87(d)
Portfolio turnover
  rate (%)                       126.41                 117.66                  209.77                  181.36              94.26
*Reflects voluntary
 reduction of
 expenses of these
 amounts (Note 3)($)               0.07                   0.03                    0.00                    0.12               0.08

                                                               CLASS B(1)
                       -------------------------------------------------------------------------------------------
                                SEPTEMBER 30, 1999
                                   (COMMENCEMENT                                                SIX MONTHS ENDED
                                  OF SHARE CLASS)                       YEAR ENDED               APRIL 30, 2001
                              TO OCTOBER 31, 1999(a)               OCTOBER 31, 2000(a)           (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)                     10.12                             10.10                      10.40
                                              -----                             -----                      -----
  Net investment income($)*                    0.03                              0.41                       0.16
  Net realized and
    unrealized gain on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)                              0.05                              0.30                       0.30
                                              -----                             -----                      -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                               0.08                              0.71                       0.46
                                              -----                             -----                      -----
  Dividends from net
    investment income ($)                     (0.10)                            (0.39)                     (0.31)
  Distributions from
    capital gains ($)                            --                             (0.02)                     (0.25)
                                              -----                             -----                      -----
TOTAL DISTRIBUTIONS ($)                       (0.10)                            (0.41)                     (0.56)
                                              -----                             -----                      -----
NET ASSET VALUE, END OF
  PERIOD ($)                                  10.10                             10.40                      10.30
                                              =====                             =====                      =====
Total return (%)(b)                            0.79(c)                           7.11                       4.56(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)                          499                               690                        946
Expense ratio (%)*                             1.90(d)                           1.90                       1.90(d)
Expense ratio after
  expense reductions(%)*                       1.90(d)                           1.90                       1.90(d)
Ratio of investment
  income to average net
  assets (%)*                                  3.26(d)                           4.01                       3.17(d)
Portfolio turnover rate(%)                   209.77                            181.36                      94.26
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)                          0.00                              0.12                       0.08
-------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 CLASS B
                       -------------------------------------------------------------------------------------------
                                SEPTEMBER 30, 1999
                                   (COMMENCEMENT                                                SIX MONTHS ENDED
                                  OF SHARE CLASS)                       YEAR ENDED               APRIL 30, 2001
                              TO OCTOBER 31, 1999(a)               OCTOBER 31, 2000(a)           (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)                     10.12                              10.10                      10.41
                                              -----                              -----                      -----
  Net investment income($)*                    0.03                               0.41                       0.16
  Net realized and
    unrealized gain on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)                              0.05                               0.30                       0.30
                                              -----                              -----                      -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                               0.08                               0.71                       0.46
                                              -----                              -----                      -----
  Dividends from net
   investment income ($)                      (0.10)                             (0.38)                     (0.31)
  Distribution from
   capital gains ($)                             --                              (0.02)                     (0.25)
                                              -----                              -----                      -----
TOTAL DISTRIBUTIONS ($)                       (0.10)                             (0.40)                     (0.56)
                                              -----                              -----                      -----
NET ASSET VALUE, END OF
  PERIOD ($)                                  10.10                              10.41                      10.31
                                              =====                              =====                      =====
Total return (%)(b)                            0.79(c)                            7.16                       4.56(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)                          499                                532                        655
Expense ratio (%)*                             1.90(d)                            1.90                       1.90(d)
Expense ratio after
  expense reductions(%)*                       1.90(d)                            1.90                       1.90(d)
Ratio of investment
  income to average net
  assets (%)*                                  3.26(d)                            4.00                       3.18(d)
Portfolio turnover rate(%)                   209.77                             181.36                      94.26
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)                          0.00                               0.12                       0.08

                                                                                                  CLASS C
                                                                        --------------------------------------------------------
                                                                       SEPTEMBER 30, 1999
                                                                          (COMMENCEMENT
                                                                         OF SHARE CLASS)        YEAR ENDED      SIX MONTHS ENDED
                                                                        TO OCTOBER 31,       OCTOBER 31,         APRIL 30, 2001
                                                                             1999(a)              2000(a)        (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                   10.12                10.10               10.41
                                                                           -----                -----               -----
  Net investment income ($)*                                                0.03                 0.41                0.16
  Net realized and unrealized gain on investments,
    foreign currency, forward contracts
    and futures contracts ($)                                               0.05                 0.30                0.30
                                                                           -----                -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                        0.08                 0.71                0.46
                                                                           -----                -----               -----
  Dividend from net investment income ($)                                  (0.10)               (0.38)              (0.31)
  Distributions from capital gains ($)                                        --                (0.02)              (0.25)
                                                                           -----                -----               -----
TOTAL DISTRIBUTIONS ($)                                                    (0.10)               (0.40)              (0.56)
                                                                            ----                 ----                ----
NET ASSET VALUE, END OF PERIOD ($)                                         10.10                10.41               10.31
                                                                           =====                =====               =====
Total return (%)(b)                                                         0.79(c)              7.16                4.54(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                    499                  525                 548
Expense ratio (%)*                                                          1.90(d)              1.90                1.90(d)
Expense ratio after expense reductions (%)*                                 1.90(d)              1.90                1.90(d)
Ratio of investment income to average net assets (%)*                       3.26(d)              4.00                3.18(d)
Portfolio turnover rate (%)                                               209.77               181.36               94.26
*Reflects voluntary reduction of expenses per share of these amounts
 (Note 3) ($)                                                               0.00                 0.12                0.08
-----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

                                                                          CLASS S
                         ----------------------------------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31
                                                                                                               SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        APRIL 30, 2001
                             1996(a)          1997(a)         1998(a)         1999(a)         2000(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      10.56             10.93             11.32            10.92           10.11             10.43
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.50              0.49              0.47             0.43            0.51              0.21
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)               0.60              0.95              0.42            (0.12)           0.30              0.31
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.10              1.44              0.89             0.31            0.81              0.52
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.48)            (0.50)            (0.50)           (0.43)          (0.47)            (0.35)
  Distributions from
    capital gains ($)          (0.25)            (0.55)            (0.79)           (0.69)          (0.02)            (0.25)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.73)            (1.05)            (1.29)           (1.12)          (0.49)            (0.60)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.93             11.32             10.92            10.11           10.43             10.35
                               =====             =====             =====            =====           =====             =====
Total return (%)(b)            10.82             14.11              8.60             2.84            8.22              5.06 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        33,236            38,501            36,236           31,291          29,284            30,454
Expense ratio (%)*              0.90              0.90              0.90             0.90            0.90              0.90 (d)
Expense ratio after
  expense reductions (%)*       0.90              0.90              0.90             0.90            0.90              0.90 (d)
Ratio of investment
  income to average net
  assets (%)*                   4.50              4.47              4.35             4.07            5.00              4.18 (d)
Portfolio turnover rate(%)    126.41            117.66            186.03           209.77          181.36             94.26
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.05              0.04             0.04            0.11              0.08
--------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                                 TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                         RICHARD S. DAVIS
STRATEGIC INCOME PLUS FUND                 Chairman of the Board,                   Chairman of the Board,
One Financial Center                       President and Chief Executive            President and Chief Executive
Boston, MA 02111                           Officer                                  Officer, State Street Research &
                                                                                    Management Company
INVESTMENT ADVISER                         JOHN BORZILLERI
State Street Research &                    Vice President
Management Company                                                                  BRUCE R. BOND
One Financial Center                       BRUCE A. EBEL                            Former Chairman of the Board,
Boston, MA 02111                           Vice President                           Chief Executive Officer and
                                                                                    President, PictureTel Corporation
DISTRIBUTOR                                JOHN H. KALLIS
State Street Research                      Vice President
Investment Services, Inc.                                                           STEVE A. GARBAN
One Financial Center                       MARK A. MARINELLA                        Former Senior Vice President
Boston, MA 02111                           Vice President                           for Finance and Operations and
                                                                                    Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS P. MOORE, JR.                     State University
State Street Research                      Vice President
Service Center
P.O. Box 8408                              E.K. EASTON RAGSDALE, JR.                DEAN O. MORTON
Boston, MA 02266-8408                      Vice President                           Former Executive Vice President,
1-87-SSR-FUNDS (1-877-773-8637)                                                     Chief Operating Officer and
                                           JAMES M. WEISS                           Director, Hewlett-Packard
CUSTODIAN                                  Vice President                           Company
State Street Bank and
Trust Company                              KENNARD WOODWORTH, JR.
225 Franklin Street                        Vice President                           SUSAN M. PHILLIPS
Boston, MA 02110                                                                    Dean, School of Business and
                                           DOUGLAS A. ROMICH                        Public Management, George
LEGAL COUNSEL                              Treasurer                                Washington University; former
Goodwin Procter LLP                                                                 Member of the Board of Governors
Exchange Place                             EDWARD T. GALLIVAN, JR.                  of the Federal Reserve System and
Boston, MA 02109                           Assistant Treasurer                      Chairman and Commissioner of
                                                                                    the Commodity Futures Trading
                                           FRANCIS J. MCNAMARA, III                 Commission
                                           Secretary and General Counsel

                                           DARMAN A. WING                           TOBY ROSENBLATT
                                           Assistant Secretary and                  President,
                                           Assistant General Counsel                Founders Investments Ltd.

                                           SUSAN E. BREEN
                                           Assistant Secretary                      MICHAEL S. SCOTT MORTON
                                                                                    Jay W. Forrester Professor of
                                           AMY L. SIMMONS                           Management, Sloan School of
                                           Assistant Secretary                      Management, Massachusetts
                                                                                    Institute of Technology

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND           ------------------
One Financial Center                                            PRSRT STD
Boston, MA 02111-2690                                             AUTO
                                                            U.S. POSTAGE PAID
                                                              HOLLISTON, MA
                                                              PERMIT NO. 20
                                                           ------------------

QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

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     www.ssrfunds.com

CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
     Hearing-impaired: 1-800-676-7876
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WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[logo] State Street Research

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be accompanied or preceded by a current State Street Research Strategic Income Plus Fund prospectus.

When used after June 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER: (exp0602) SSR-LD                                  STP-1943-0601

--------------------------------------------------------------------------------
                             STATE STREET RESEARCH
--------------------------------------------------------------------------------
                        STRATEGIC PORTFOLIOS: AGGRESSIVE
                     ---------------------------------------

                         SEMIANNUAL REPORT
                         April 30, 2001

                         --------------------------------
                                 WHAT'S INSIDE
                         --------------------------------

                         INVESTMENT UPDATE
                         About the Fund,
                         Economy and Markets

                         FUND INFORMATION
                         Facts and Figures

                         PLUS, COMPLETE PORTFOLIO HOLDINGS
                         AND FINANCIAL STATEMENTS



                                                               [dalbar logo]

                                                                  DALBAR
                                                           HONORS COMMITMENT TO:
                                                                 INVESTORS
                                                                    2000

                                                               For Excellence
                                                                     in
                                                                  Service

[logo] State Street Research

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o U.S. economic growth slowed substantially in the second half of the period. Thus far, manufacturing has borne the brunt of this slowdown. Durable goods activity dropped off rapidly, especially in high-tech capital goods.
o After holding the line on interest rates for more than six months, the Federal Reserve Board lowered interest rates four times early in 2001 in an effort to prevent recession. The Fed lowered short-term interest rates by a total of 200 basis points--to 4.5%.
o High-profile job layoffs are occurring for the first time in years. So far, however, employment patterns have not been severe enough to prompt a collapse in consumer activity.

THE MARKETS
o The major stock market indexes declined sharply in the fourth quarter of 2000, and followed that up with more red ink in the first quarter of 2001. However, stocks made a strong showing in April, and most major markets recovered some of their losses.
o Bonds have strengthened in price as interest rates have declined. U.S. Treasury bonds led the way in 2000. High-yield and corporate bonds have rebounded in 2001.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended April 30, 2001, Class S shares of State Street Research Strategic Portfolios: Aggressive returned 2.02%. That was significantly higher than the S&P 500, which declined -12.06% for the same period.(1)
o The fund's underweighting in equities and overweighting in bonds, versus its normal position, helped performance, as bonds outperformed stocks during the period.
o Within the equity sector, the fund's emphasis on value stocks allowed its stock holdings to outperform the S&P 500 index.
o High-yield bonds were the strongest performers within the fund's bond portfolio. The fund's high-yield stake was boosted at the end of the year 2000.

CURRENT STRATEGY
o Anticipating that the equity market could start to rebound due to a recovery in the economy, we began to move the portfolio more heavily into equities, with a goal of gradually achieving an overweight equity position. We also rebalanced between growth and value on the belief that growth stocks have the potential to outperform value stocks going forward.
o We have focused on intermediate-term fixed income securities, anticipating that these securities could do well as the Federal Reserve Board lowers interest rates. We also continue to favor the high-yield sector within the bond market.

April 30, 2001

(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2001, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)
--------------------------------------------------------------------------------
                                  LIFE OF FUND
                                 (since 5/16/94)        5 YEARS        1 YEAR
--------------------------------------------------------------------------------
Class S                              13.34%               12.55%         3.60%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/01(2)(3)
--------------------------------------------------------------------------------
                                  LIFE OF FUND
                                 (since 5/16/94)        5 YEARS        1 YEAR
--------------------------------------------------------------------------------
Class S                              12.36%               11.61%        -8.16%
--------------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

Equities                      76%
Bonds                         18%
Cash                           6%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

---------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                                                           VALUE
                                                                       SHARES             (NOTE 1)
---------------------------------------------------------------------------------------------------
EQUITY SECURITIES 75.6%
AUTOMOBILES & TRANSPORTATION 1.8%
AIR TRANSPORT 0.7%
AMR Corp.* .......................................................         8,000       $   304,880
Skywest Inc. .....................................................         5,300           140,450
                                                                                       -----------
                                                                                           445,330
                                                                                       -----------
AUTOMOTIVE PARTS 0.6%
Delphi Automotive Systems Corp. ..................................        23,400           348,660
                                                                                       -----------
TRUCKERS 0.5%
CNF Transportation Inc. ..........................................         8,800           269,808
                                                                                       -----------
Total Automobiles & Transportation ...............................                       1,063,798
                                                                                       -----------
CONSUMER DISCRETIONARY 14.8%
ADVERTISING AGENCIES 1.4%
Interpublic Group of Companies, Inc. .............................         7,100           241,045
Valassis Communications Inc.* ....................................        16,900           597,415
                                                                                       -----------
                                                                                           838,460
                                                                                       -----------
CASINOS/GAMBLING, HOTEL/MOTEL 2.5%
Harrah's Entertainment Inc.* .....................................        11,965           412,792
Hilton Hotels Corp. ..............................................        32,200           355,810
International Game Technology Inc.* ..............................        13,292           743,422
                                                                                       -----------
                                                                                         1,512,024
                                                                                       -----------
COMMERCIAL SERVICES 2.9%
Cendant Corp.* ...................................................        29,900           530,426
Corporate Executive Board Co.* ...................................         4,400           146,256
Hotel Reservations Network Inc. Cl. A* ...........................         9,000           281,250
Republic Services Inc.* ..........................................        23,000           414,000
Viad Corp. .......................................................         9,700           241,142
Waste Management Inc. ............................................         6,650           162,327
                                                                                       -----------
                                                                                         1,775,401
                                                                                       -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 3.2%
AOL Time Warner Inc.* ............................................         8,050           406,525
Cox Radio, Inc. Cl. A* ...........................................        13,500           348,300
Hispanic Broadcasting Corp.* .....................................        12,400           297,228
Metro-Goldwyn-Mayer Inc.* ........................................        19,700           402,471
U.S.A. Networks Inc.* ............................................        18,800           470,940
                                                                                       -----------
                                                                                         1,925,464
                                                                                       -----------
CONSUMER PRODUCTS 0.5%
Oakley Inc.* .....................................................        13,600           323,000
                                                                                       -----------
HOUSEHOLD FURNISHINGS 0.4%
Black & Decker Corp. .............................................         5,800           231,188
                                                                                       -----------
PRINTING & PUBLISHING 0.1%
Hollinger International, Inc. Cl. A ..............................         5,700            88,806
                                                                                       -----------
RESTAURANTS 0.7%
AFC Enterprises Inc.* ............................................         2,700            64,125
Darden Restaurants Inc. ..........................................        12,400           338,644
                                                                                       -----------
                                                                                           402,769
                                                                                       -----------
RETAIL 3.1%
Ann Taylor Stores Corp.* .........................................         9,900           269,775
Bed Bath & Beyond Inc.* ..........................................         8,350           236,472
Federated Department Stores Inc.* ................................         5,600           240,688
Gymboree Corp.* ..................................................        13,400            93,934
Home Depot Inc. ..................................................         2,950           138,945
Staples Inc.* ....................................................        17,700           287,979
Target Corp. .....................................................         6,450           248,002
TJX Companies, Inc. ..............................................         7,800           244,374
Williams-Sonoma Inc.* ............................................         5,000           150,350
                                                                                       -----------
                                                                                         1,910,519
                                                                                       -----------
Total Consumer Discretionary .....................................                       9,007,631
                                                                                       -----------
CONSUMER STAPLES 2.1%
BEVERAGES 0.4%
Anheuser-Busch Companies, Inc. ...................................         5,550           221,945
                                                                                       -----------
DRUG & GROCERY STORE CHAINS 1.1%
CVS Corp. ........................................................         6,200           365,490
Safeway Inc.* ....................................................         6,300           342,090
                                                                                       -----------
                                                                                           707,580
                                                                                       -----------
HOUSEHOLD PRODUCTS 0.6%
Clorox Co. .......................................................        11,400           362,862
                                                                                       -----------
Total Consumer Staples ...........................................                       1,292,387
                                                                                       -----------
FINANCIAL SERVICES 10.6%
BANK & SAVINGS & LOANS 3.3%
Boston Private Financial Holdings Inc. ...........................        10,900           213,640
City National Corp. ..............................................         3,000           115,950
Fifth Third Bancorp ..............................................         3,400           182,784
Golden West Financial Corp. ......................................         3,300           193,710
Investors Financial Services Co. .................................         3,000           214,620
Mercantile Bankshares Corp. ......................................         5,300           199,015
New York Community Bancorp Inc. ..................................        10,800           364,500
North Fork Bancorporation Inc. ...................................        14,100           374,355
US Bancorp .......................................................         7,250           153,555
                                                                                       -----------
                                                                                         2,012,129
                                                                                       -----------
INSURANCE 3.2%
ACE Ltd. .........................................................        22,050           787,185
Chubb Corp. ......................................................         2,050           136,837
Everest Reinsurance Group, Ltd. ..................................         2,100           134,085
Partnerre Ltd.* ..................................................         4,100           201,023
Saint Paul Companies, Inc. .......................................         6,600           297,660
XL Capital Ltd. Cl. A ............................................         5,150           364,620
                                                                                       -----------
                                                                                         1,921,410
                                                                                       -----------
MISCELLANEOUS FINANCIAL 2.9%
AMBAC Financial Group, Inc. ......................................         7,650           411,647
Citigroup, Inc. ..................................................         8,450           415,317
Federal Home Loan Mortgage Corp. .................................         3,750           246,750
MGIC Investment Corp. ............................................         5,900           383,441
Morgan Stanley Dean Witter & Co. .................................         4,800           301,392
                                                                                       -----------
                                                                                         1,758,547
                                                                                       -----------
SECURITIES BROKERAGE & SERVICES 1.2%
Lehman Brothers Holdings Inc. ....................................         4,900           356,475
Stilwell Financial Inc. ..........................................        13,000           383,110
                                                                                       -----------
                                                                                           739,585
                                                                                       -----------
Total Financial Services .........................................                       6,431,671
                                                                                       -----------
HEALTHCARE 10.3%
DRUGS & BIOTECHNOLOGY 6.9%
GlaxoSmithKline PLC ..............................................         9,600           253,645
Abbott Laboratories Inc. .........................................         8,390           389,128
Baxter International Inc. ........................................         1,900           173,185
Biogen Inc.* .....................................................         4,400           284,504
Cardinal Health Inc. .............................................         3,600           242,640
ICN Pharmaceuticals Inc. .........................................        14,700           376,614
Inhale Therapeutic Systems, Inc.* ................................         6,500           216,450
Invitrogen Corp.* ................................................         5,800           408,958
Johnson & Johnson ................................................         3,600           347,328
Mylan Laboratories Inc. ..........................................        15,100           403,774
Pfizer Inc. ......................................................         5,575           241,398
Pharmacia Corp. ..................................................         9,370           489,676
Priority Healthcare Corp. Cl. B* .................................        12,000           417,360
                                                                                       -----------
                                                                                         4,244,660
                                                                                       -----------
HEALTHCARE FACILITIES 1.2%
Dynacare Inc.* ...................................................        14,900           105,045
Laboratory Corp. America Holdings* ...............................         2,700           380,700
Triad Hospitals Inc.* ............................................         7,700           236,775
                                                                                       -----------
                                                                                           722,520
                                                                                       -----------
HEALTHCARE SERVICES 1.5%
Caremark RX Inc.* ................................................        24,100           381,985
Community Health Systems Inc.* ...................................        12,100           345,334
Province Healthcare Co.* .........................................         7,800           199,836
                                                                                       -----------
                                                                                           927,155
                                                                                       -----------
HOSPITAL SUPPLY 0.7%
American Medical Systems Holdings* ...............................        17,400           225,504
Biomet Inc. ......................................................         4,400           188,012
                                                                                       -----------
                                                                                           413,516
                                                                                       -----------
Total Healthcare .................................................                       6,307,851
                                                                                       -----------
INTEGRATED OILS 1.8%
INTEGRATED DOMESTIC 1.2%
Conoco Inc. Cl. B ................................................         6,850           208,377
Petroleo Brasileiro SA ADR .......................................         4,600           124,200
Unocal Corp. .....................................................        10,100           385,416
                                                                                       -----------
                                                                                           717,993
                                                                                       -----------
INTEGRATED INTERNATIONAL 0.6%
Exxon Mobil Corp. ................................................         4,570           404,902
                                                                                       -----------
Total Integrated Oils ............................................                       1,122,895
                                                                                       -----------
MATERIALS & PROCESSING 3.9%
CHEMICALS 1.0%
Air Products & Chemicals, Inc. ...................................         6,650           285,883
Rohm & Haas Co. ..................................................        10,200           350,574
                                                                                       -----------
                                                                                           636,457
                                                                                       -----------
DIVERSIFIED MANUFACTURING 1.1%
American Standard Companies Inc.* ................................         5,200           313,300
Ball Corp. .......................................................         7,300           335,800
                                                                                       -----------
                                                                                           649,100
                                                                                       -----------
FERTILIZERS 0.2%
Agrium Inc. ......................................................        11,100           127,428
                                                                                       -----------
PAPER & FOREST PRODUCTS 0.5%
Westvaco Corp. ...................................................        11,700           308,646
                                                                                       -----------
STEEL 1.1%
Harsco Corp. .....................................................        13,100           370,730
Nucor Corp. ......................................................         5,900           299,307
                                                                                       -----------
                                                                                           670,037
                                                                                       -----------
Total Materials & Processing .....................................                       2,391,668
                                                                                       -----------
OTHER 1.7%
MULTI-SECTOR 1.7%
General Electric Co.* ............................................         8,600           417,358
SPX Corp.* .......................................................         4,300           484,223
Tyco International Ltd.* .........................................         2,400           128,088
                                                                                       -----------
Total Other ......................................................                       1,029,669
                                                                                       -----------
OTHER ENERGY 3.0%
GAS PIPELINES 0.5%
El Paso Corp. ....................................................         4,350           299,280
                                                                                       -----------
MISCELLANEOUS ENERGY 0.0%
Reliant Resources Inc.* ..........................................           700            21,000
                                                                                       -----------
OIL & GAS PRODUCERS 2.1%
Anadarko Petroleum Corp. .........................................        10,598           684,843
HS Resources, Inc.* ..............................................         3,800           188,556
Ocean Energy Inc.* ...............................................        23,400           433,134
                                                                                       -----------
                                                                                         1,306,533
                                                                                       -----------
OIL WELL EQUIPMENT & SERVICES 0.4%
Baker Hughes Inc. ................................................         5,500           216,095
                                                                                       -----------
Total Other Energy ...............................................                       1,842,908
                                                                                       -----------
PRODUCER DURABLES 3.2%
AEROSPACE 0.3%
Boeing Co. .......................................................         2,900           179,220
                                                                                       -----------
INDUSTRIAL PRODUCTS 0.5%
Parker Hannifin Corp. ............................................         6,000           279,720
                                                                                       -----------
MISCELLANEOUS EQUIPMENT 0.5%
Danaher Corp. ....................................................         5,300           296,853
                                                                                       -----------
PRODUCTION TECHNOLOGY EQUIPMENT 1.8%
Brooks Automation Inc.* ..........................................         2,200           137,742
KLA-Tencor Corp.* ................................................         3,500           192,360
Lam Research Corp.* ..............................................         9,600           284,160
LTX Corp.* .......................................................         7,200           193,824
Varian Semiconductor Equipment Inc.* .............................         7,000           318,850
                                                                                       -----------
                                                                                         1,126,936
                                                                                       -----------
TELECOMMUNICATIONS EQUIPMENT 0.1%
MCK Communications Inc.* .........................................        26,000            65,520
                                                                                       -----------
Total Producer Durables ..........................................                       1,948,249
                                                                                       -----------
TECHNOLOGY 9.6%
COMMUNICATIONS TECHNOLOGY 1.9%
Cisco Systems Inc.* ..............................................         8,190           139,066
Comverse Technology Inc.* ........................................         2,800           191,800
Corning Inc. .....................................................         5,700           125,229
NCR Corp.* .......................................................         8,200           385,482
Spectrian Corp.* .................................................        18,000           306,180
                                                                                       -----------
                                                                                         1,147,757
                                                                                       -----------
COMPUTER SOFTWARE 2.2%
Aspen Technology Inc.* ...........................................         7,100           149,526
Mercury Interactive Corp.* .......................................         2,000           132,300
Microsoft Corp.* .................................................         6,100           413,275
Wind River Systems Inc.* .........................................        10,700           300,884
Zoran Corp. ......................................................        15,600           350,220
                                                                                       -----------
                                                                                         1,346,205
                                                                                       -----------
COMPUTER TECHNOLOGY 0.9%
EMC Corp.* .......................................................         5,540           219,384
International Business Machines Corp.* ...........................         2,950           339,663
                                                                                       -----------
                                                                                           559,047
                                                                                       -----------
ELECTRONICS 1.7%
Aeroflex Inc.* ...................................................         9,650           143,882
Apogent Technologies Inc.* .......................................        17,800           409,400
Applera Corp. -- Applied Biosystems Group ........................         4,600           147,476
Nokia Corp. ADR ..................................................        10,500           358,995
                                                                                       -----------
                                                                                         1,059,753
                                                                                       -----------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 2.9%
Agere Systems Inc.* ..............................................        30,200           211,400
Analog Devices Inc.* .............................................         4,200           198,702
Cirrus Logic, Inc.* ..............................................         7,100           115,446
Cypress Semiconductor Corp.* .....................................        11,550           261,030
Elantec Semiconductor Inc.* ......................................         5,300           176,066
Intersil Holding Corp. Cl. A* ....................................         5,900           190,216
Microchip Technology Inc.* .......................................         5,500           159,115
Texas Instruments Inc. ...........................................         6,150           238,005
TriQuint Semiconductors Inc.* ....................................         7,500           217,725
                                                                                       -----------
                                                                                         1,767,705
                                                                                       -----------
Total Technology .................................................                       5,880,467
                                                                                       -----------
UTILITIES 3.1%
ELECTRICAL 2.5%
Allegheny Energy Inc. ............................................         1,000            51,160
Covanta Energy Corp.* ............................................        25,000           462,500
Duke Energy Co. ..................................................         4,050           189,378
Energy East Corp. ................................................        13,800           278,070
Exelon Corp. .....................................................         3,400           234,770
OGE Energy Corp. .................................................         9,000           198,450
Pinnacle West Capital Corp. ......................................         1,800            90,342
                                                                                       -----------
                                                                                         1,504,670
                                                                                       -----------
TELECOMMUNICATIONS 0.6%
AirGate PCS, Inc.* ...............................................         3,500           138,600
Orange SA* .......................................................        21,500           226,621
                                                                                       -----------
                                                                                           365,221
                                                                                       -----------
Total Utilities ..................................................                       1,869,891
                                                                                       -----------
NON-U.S. EQUITIES 9.7%
Advantest Corp. ..................................................         2,000           229,353
Barclays PLC .....................................................         7,400           238,178
Bouygues .........................................................         5,900           252,421
BP Amoco PLC* ....................................................        24,900           223,334
CNOOC Ltd* .......................................................        49,500            47,602
Coles Myer Ltd. ..................................................        56,800           200,517
Fuji Heavy Industries Ltd. .......................................        21,000           152,786
Heineken NV* .....................................................         3,600           186,695
Hutchison Whampoa ................................................        10,000           107,386
IHC Caland NV ....................................................         5,900           272,208
Kaneka Corp. .....................................................        28,000           236,572
Nintendo Co. Ltd. ................................................         1,200           193,259
Nokia AB Oy ......................................................         9,400           311,088
Nomura Securities Co. Ltd. .......................................        12,000           253,470
Petrochina Co. Ltd. ..............................................       910,900           195,051
Renault SA .......................................................         5,100           262,222
Saipem SPA .......................................................        48,200           316,464
Schering AG ......................................................         2,600           129,853
Sekisui Chemical Co. Ltd. ........................................        48,000           183,741
Sony Corp. .......................................................         1,000            74,778
Technip ..........................................................         2,900           451,566
Tesco ............................................................        47,687           170,541
Tokyo Electronics Ltd. ...........................................         3,000           218,508
Unilever PLC .....................................................        28,500           215,262
Vestas Wind Systems ..............................................         5,800           270,919
Volkswagen AG ....................................................         5,000           248,430
Wolters Kluwer NV ................................................        10,700           296,010
                                                                                       -----------
Total Non-U.S. Equities ..........................................                       5,938,214
                                                                                       -----------
Total Equity Securities (Cost $39,356,358) .......................                      46,127,299
                                                                                       -----------

-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL            MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 18.4%
U.S. TREASURY 1.2%
U.S. Treasury Bond, 11.25% ............................      $  50,000            2/15/2015                76,226
U.S. Treasury Bond, 10.625% ...........................         50,000            8/15/2015                73,578
U.S. Treasury Bond, 8.875% ............................         50,000            2/15/2019                66,422
U.S. Treasury Bond, 8.125% ............................        150,000            8/15/2021               188,788
U.S. Treasury Bond, 3.875% ............................         53,399            4/15/2029                56,787
U.S. Treasury Bond, 6.125% ............................         25,000            8/15/2029                25,770
U.S. Treasury Bond, 6.25% .............................         45,000            5/15/2030                47,433
U.S. Treasury Note, 6.125% ............................         75,000            8/31/2002                76,840
U.S. Treasury Note STRIPS, 0.00% ......................        125,000            2/15/2003               115,718
                                                                                                      -----------
                                                                                                          727,562
                                                                                                      -----------
U.S. AGENCY MORTGAGE 3.9%
Federal National Mortgage Association, 6.50% ..........         43,155           12/01/2014                43,506
Federal National Mortgage Association, 6.50% ..........        123,169           12/01/2015               124,169
Federal National Mortgage Association, 7.00% ..........         98,004            3/01/2016               100,056
Federal National Mortgage Association, 6.50% ..........         80,383            9/01/2028                79,654
Federal National Mortgage Association, 6.50% ..........        107,705           12/01/2028               106,729
Federal National Mortgage Association, 6.50% ..........         84,560            3/01/2029                83,794
Federal National Mortgage Association, 6.50% ..........        126,120            5/01/2029               124,897
Federal National Mortgage Association, 7.50% ..........        124,171            7/01/2029               126,887
Federal National Mortgage Association, 7.00% ..........        355,484           12/01/2029               385,197
Federal National Mortgage Association, 7.125% .........         75,000            1/15/2030                80,555
Federal National Mortgage Association, 7.25% ..........         75,000            5/15/2030                81,820
Federal National Mortgage Association TBA, 6.00% ......        200,000           12/01/2030               198,312
Federal National Mortgage Association TBA, 6.50% ......         75,000           12/31/2030                74,180
Federal National Mortgage Association TBA, 7.00% ......         75,000           12/31/2030                76,570
Federal National Mortgage Association TBA, 7.50% ......        225,000           12/31/2030               229,570
Government National Mortgage Association, 6.50% .......         18,705            2/15/2009                19,067
Government National Mortgage Association, 6.50% .......         46,352            7/15/2009                47,250
Government National Mortgage Association, 7.50% .......         43,035           12/15/2010                44,756
Government National Mortgage Association, 7.00% .......         13,600            1/15/2025                13,791
Government National Mortgage Association, 7.00% .......        111,407            3/15/2028               112,590
Government National Mortgage Association, 7.00% .......         36,200            6/15/2028                36,585
Government National Mortgage Association, 6.50% .......        121,736           11/15/2028               120,861
Government National Mortgage Association, 7.00% .......         91,887           11/15/2028                92,862
                                                                                                      -----------
                                                                                                        2,403,658
                                                                                                      -----------
CANADIAN-YANKEE 0.3%
British Sky Broadcasting Group Note, 6.875%                    130,000            2/23/2009               119,193
Province of Quebec, 7.50% .............................         50,000            9/15/2029                53,297
                                                                                                      -----------
                                                                                                          172,490
                                                                                                      -----------
FOREIGN GOVERNMENT 3.2%
                                                       Canadian Dollar
Government of Canada, 7.00% ...........................        875,000           12/01/2006               609,840
                                                    New Zealand Dollar
Government of New Zealand, 8.00% ......................        700,000           11/15/2006               312,347
Government of New Zealand, 7.00% ......................        600,000            7/15/2009               256,156
                                                                  Euro
Republic of Germany, 5.25% ............................        275,000            1/04/2011               248,313
Republic of Greece, 8.80% .............................         50,000            6/19/2007                52,230
Republic of Greece, 8.60% .............................        434,336            3/26/2008               453,986
United Mexican States, 9.875% .........................      $  25,000            2/01/2010                26,975
                                                                                                      -----------
                                                                                                        1,959,847
                                                                                                      -----------
FINANCE/MORTGAGE 2.2%
Bear Stearns Commercial Mortgage Secs Inc., 7.08% .....        100,000            7/15/2031               103,859
Citibank Credit Card Issuance Trust, 7.45% ............        325,000            9/15/2007               334,038
Citigroup Inc., Note, 7.25% ...........................        100,000           10/01/2010               103,898
Countrywide Funding Corp. Note, 6.58% .................         75,000            9/21/2001                75,580
DLJ Commercial Mortgage Corp., 7.50% ..................         25,000            9/10/2010                25,924
DLJ Commercial Mortgage Corp. 99-C1, 6.46% ............        100,000            1/10/2009               100,984
Ford Credit Auto Owner Trust, 5.36% ...................        100,000            6/15/2005               100,062
Ford Motor Credit Co., 6.875% .........................         25,000            2/01/2006                25,556
Ford Motor Credit Co., 7.375% .........................         25,000            2/01/2011                25,662
Morgan Project Commercial Mortgage Finance
  Corp., 7.24%.........................................         50,000            9/15/2029                50,936
Morgan Stanley Group Inc., Note, 6.75% ................         25,000            4/15/2011                24,782
Nationslink Funding Corp., 7.105% .....................         50,000           11/20/2008                48,373
New Jersey Economic Development Authority, Note,
  7.425%...............................................         50,000            2/15/2029                53,026
Peco Energy Transport Trust, Note, 6.13% ..............        100,000            3/01/2009                98,956
Prime Credit Card Master Trust Series 1996-1A, 6.70% ..         50,000            7/15/2004                50,031
PSE&G Transition Funding LLC, 6.45% ...................        100,000            3/15/2013                98,656
Wells Fargo Bank, Note, 6.45% .........................         25,000            2/01/2011                24,812
                                                                                                      -----------
                                                                                                        1,345,135
                                                                                                      -----------
CORPORATE 7.6%
Abbey Healthcare Group Inc. Note, 9.50% ...............         25,000           11/01/2002                24,938
Advanstar Communications Inc., Sr. Sub. Note, 12.00%+ .         25,000            2/15/2011                25,500
AES Drax Energy Ltd. Sr. Note, 11.50%+ ................         25,000            8/30/2010                27,250
Agrilink Foods Inc., Sr. Sub. Note, 11.875% ...........         50,000           11/01/2008                42,000
AirGate PCS Inc. Sr. Sub. Note, 0.00% to
  9/30/2004, 13.50% from 10/1/2004 to maturity ........         35,000           10/01/2009                20,650
Alaska Steel Corp. Sr. Note, 9.125% ...................         10,000           12/15/2006                10,200
All Star Gas Corp., Sr. Sec. Note, 11.00% (+)#                  52,146            6/30/2003                36,372
American Cellular Corp., Sr. Sub. Note, 9.50%+ ........         50,000           10/15/2009                48,000
American Tower Corp., Sr. Note, 9.375%+ ...............         75,000            2/01/2009                74,437
Ametek Inc., Sr. Note, 7.20% ..........................         50,000            7/15/2008                48,296
Anchor Gaming Inc., Sr. Sub. Note, 9.875% .............         35,000           10/15/2008                37,100
Archibald Candy Corp. Sr. Sec. Note, 10.25%                     40,000            7/01/2004                21,400
AT&T Wireless Services Inc., Sr. Note, 7.35%+ .........         25,000            3/01/2006                25,300
Avista Corp., Sr. Note, 9.75%(+) ......................         25,000            6/01/2008                24,762
BE Aerospace Inc., Sr. Sub. Note, 9.50% ...............         50,000           11/01/2008                51,500
Beckman Instruments Inc. Sr. Note, 7.10% ..............         75,000            3/04/2003                75,163
Bio-Rad Laboratories Inc. Sr. Note, 11.625%                     10,000            2/15/2007                10,800
Bombardier Capital Inc. Note, 7.30%+ ..................        100,000           12/15/2002               102,948
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ........         20,000           10/15/2010                18,700
Burlington Northern Santa Fe, Deb., 6.70% .............         25,000            8/01/2028                22,267
Call-Net Enterprises Inc. Sr. Note, 9.375%(+)#                 100,000            5/15/2009                27,000
Calpine Corp., Note, 8.50% ............................        125,000            2/15/2011               124,200
Cargill Inc., Note, 6.25%+ ............................        300,000            5/01/2006               300,360
Celestica International Inc., Sr. Note, 10.50%                  50,000           12/31/2006                52,000
Charter Communication Holding LLC Sr. Note, 8.625% ....         40,000            4/01/2009                38,800
Chesapeake Energy Corp., Sr. Note, 8.125%+                      75,000            4/01/2011                72,750
Clear Channel Communications Sr. Note, 7.25% ..........        100,000            9/15/2003               102,916
Columbia/HCA Healthcare Corp. Note, 7.69%                       50,000            6/15/2025                44,500
Concentra Operating Corp., Sr. Sub. Note, 13.00% ......         50,000            8/15/2009                52,000
Constellation Brands Inc., Sr. Note, 8.00%+ ...........         25,000            2/15/2008                25,625
Crown Castle International Corp. Sr. Note, 10.75% .....         25,000            8/01/2011                26,500
CSC Holdings Inc., Sr. Note, 7.625%+ ..................        125,000            4/01/2011               121,460
Dominion Resources Inc., Note, 7.625% .................         50,000            7/15/2005                52,427
Dover Corp., Deb., 6.65% ..............................        100,000            6/01/2028                91,708
Dresser Inc., Sr. Note, 9.375%+ .......................         25,000            4/15/2011                25,563
Drypers Corp. Series B Sr. Note,
  10.25%[ ] (+) .......................................        110,000            6/15/2007                   413
Duke Energy Co., Note, 7.125% .........................        100,000            9/03/2002               102,825
Echostar Broadband Corp., Sr. Note,
  10.375% .............................................         75,000           10/01/2007                77,812
El Paso Energy Corp. Sr. Note, 6.625% .................        100,000            7/15/2001               100,446
Elizabeth Arden Inc., Sr. Sec. Note, 11.75% ...........         10,000            2/01/2011                10,450
Energy East Corp., Note, 7.75% ........................         25,000           11/15/2003                25,833
Extended Stay America Inc. Sr. Sub. Note, 9.15% .......         25,000            3/15/2008                24,000
Fairchild Semiconductor Corp., Sr. Sub. Note, 10.50%+ .         25,000            2/01/2009                24,313
First Wave Marine Inc. Sr. Note, 11.00%(+)[ ] .........        100,000            2/01/2008                 7,500
Fisher Scientific International Inc. Sr. Sub. Note,
  9.00% ...............................................         10,000            2/01/2008                10,050
Flextronics International Ltd., Note, 9.875% ..........         25,000            7/01/2010                24,625
France Telecom SA, Note, 8.50%+ .......................         25,000            3/01/2031                25,382
Fresenius Medical Care Capital Trust, Note, 9.00% .....         50,000           12/01/2006                49,875
Gentek Inc. Sr. Sub. Note, 11.00% .....................         40,000            8/01/2009                40,000
Global Crossings Holdings Ltd., Sr. Note, 9.625% ......         75,000            5/15/2008                70,875
Gulfmark Offshore Inc. Sr. Note, 8.75% ................         25,000            6/01/2008                25,000
Harrah's Operating Inc. Sr. Sub. Note, 7.875% .........        100,000           12/15/2005               101,000
HCA Healthcare Co., Note, 8.75% .......................         45,000            9/01/2010                48,600
Healthsouth Corp. Sr. Note, 7.00% .....................         15,000            6/15/2008                14,063
Healthsouth Corp., Sr. Note, 8.50%+ ...................         10,000            2/01/2008                10,150
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% .........................................         20,000            3/15/2007                20,700
Hollinger International Sr. Sub. Note, 9.25% ..........         30,000            2/01/2006                30,900
Hollywood Casino Shreveport Inc. Note, 13.00% .........         50,000            8/01/2006                54,125
Iasis Healthcare Corp. Sr. Sub. Note, 13.00% ..........         20,000           10/15/2009                21,500
Insight Midwest, Sr. Note, 10.50%+ ....................          5,000           11/01/2010                 5,400
International Game Technology Sr. Note, 8.375% ........         45,000            5/15/2009                46,350
International Paper Co., Note, 8.00% ..................         50,000            7/08/2003                52,232
International Shipholding Corp. Sr. Note Series B,
  7.75% ...............................................         20,000           10/15/2007                17,800
Iron Mountain Inc., Sr. Sub. Note, 8.625% .............         50,000            4/01/2013                50,437
J. Crew Group Inc. Sr. Deb., 0.00% to
  10/14/2002, 13.125% from 10/15/2002 to maturity .....         60,000           10/15/2008                30,900
K-III Communications Corp. Sr. Note, 8.50% ............         75,000            2/01/2006                74,062
Kroger Co. Sr. Note Series B, 7.25% ...................         25,000            6/01/2009                25,674
Lear Corp. Sr. Note Series B, 7.96% ...................         50,000            5/15/2005                50,015
Mandalay Resort Group Sr. Sub. Note, 10.25% ...........         30,000            8/01/2007                31,500
Manor Care Inc., Sr. Note, 8.00%+ .....................         50,000            3/01/2008                49,869
McDonalds Corp., Note, 6.00% ..........................         25,000            4/15/2011                24,390
McLeod USA Inc., Sr. Note, 11.375% ....................         25,000            1/01/2009                21,375
MGM Grand Inc. Sr. Sub. Note, 9.75% ...................         35,000            6/01/2007                37,362
MGM Mirage Inc. Sr. Note, 8.50% .......................         20,000            9/15/2010                20,668
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ......         50,000            1/01/2006                51,250
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625% .         65,000           12/15/2007                64,350
News America Inc. Sr. Deb., 7.125% ....................         25,000            4/08/2028                21,476
Nextel Communications, Sr. Note, 9.375% ...............         50,000           11/15/2009                41,375
Ocean Energy Inc. Series B Sr. Note, 7.625%                     25,000            7/01/2005                25,821
Omnicare Inc., Sr. Sub. Note, 8.125%+ .................        100,000            3/15/2011               101,500
Park Place Entertainment Corp. Sr. Sub. Note, 9.375% ..         75,000            2/15/2007                78,375
Plains Resources Inc., Sr. Sub. Note, 10.25%                    15,000            3/15/2006                15,150
PMD Group Inc., Note, 11.00%+ .........................         25,000            2/28/2011                25,750
Pogo Producing Co. Sr. Sub. Note, 8.75% ...............         25,000            5/15/2007                25,563
Pogo Producing Co., Sr. Sub. Note, 8.25%+ .............         25,000            4/15/2011                25,563
Pool Energy Services Co. Sr. Sub. Note, 8.625% ........         20,000            4/01/2008                20,950
Prime Succession Holdings Inc., Sr. Sub. Note,
  14.25%[ ] ...........................................         25,250            8/29/2009                 3,788
Qwest Capital Funding Inc. Note, 7.90%+ ...............         75,000            8/15/2010                78,839
Rhythms Netconnections Inc. Note, 12.75% ..............         50,000            4/15/2009                 5,500
Rogers Wireless Inc., Sr. Sec. Note, 9.625%                    100,000            5/01/2011                99,572
Safety-Kleen Services Inc. Sr. Sub. Note,
  9.25%[ ](+) .........................................         30,000            6/01/2008                   225
Safeway Inc. Note, 7.00% ..............................         75,000            9/15/2002                76,785
Staples Inc. Note, 6.195%+ ............................         25,000            5/24/2001                24,923
Startec Global Communications Sr. Note, 12.00%
  (+)#[ ]                             .................         25,000            5/15/2008                 2,500
Stater Brothers Holdings Inc. Sr. Note, 10.75% ........         25,000            8/15/2006                23,000
Steinway Musical Instruments Inc., Sr. Note, 8.75%+ ...         25,000            4/15/2011                25,419
Stericycle Inc. Sr. Sub. Note Series B, 12.375% .......         25,000           11/15/2009                27,250
Stone Container Corp., Sr. Note, 9.75%+ ...............         25,000            2/01/2011                25,875
Tekni Plex Inc. Sr. Sub. Note, 12.75% .................         20,000            6/15/2010                16,500
Telecorp PCS Inc., Sr. Sub. Note, 0.00% to
  4/14/2004, 11.625% from 4/15/2004 to maturity .......         20,000            4/15/2009                12,800
Tembec Industries Inc., Sr. Note, 8.50%+ ..............         50,000            2/01/2011                51,750
Time Warner Telecom Inc., Sr. Note, 10.125%+ ..........         75,000            2/01/2011                74,250
Tritel PCS Inc., Note, 10.375%+ .......................         25,000            1/15/2011                23,000
Triton PCS Inc., Sr. Sub. Note, 9.375%+ ...............         50,000            2/01/2011                47,750
Triton PCS Inc., Sr. Sub. Note, 0.00% to
  4/30/2003, 11.00% from 5/1/2003 to maturity .........         20,000            5/01/2008                15,600
Tyco International Group SA, Note, 6.25% ..............         50,000            6/15/2003                50,551
USA Waste Services Inc. Sr. Note, 7.00% ...............         50,000           10/01/2004                50,276
Williams Communications Group Inc. Sr. Note, 10.70% ...          5,000           10/01/2007                 2,250
Williams Communications Group Inc. Sr. Note, 10.875% ..         50,000           10/01/2009                22,500
Winstar Communications Inc. Sr. Note,
  12.50%[ ] ...........................................         15,000            4/15/2008                   225
Winstar Communications Inc., Sr. Note,
  12.75%[ ] ...........................................         10,000            4/15/2010                   200
                                                                                                      -----------
                                                                                                        4,622,314
                                                                                                      -----------
Total Fixed Income Securities (Cost $11,548,154) ..........................................            11,231,006
                                                                                                      -----------
COMMERCIAL PAPER 8.3%
American Express Credit Corp., 4.95% ..................        784,000            5/04/2001               784,000
Citicorp, 4.50% .......................................      1,346,000            5/04/2001             1,346,000
Ford Motor Credit Co., 4.53% ..........................        387,000            5/09/2001               387,000
General Electric Capital Corp., 4.43% .................      1,942,000            5/01/2001             1,942,000
Merrill Lynch & Company Inc., 4.51% ...................        574,000            5/04/2001               573,785
                                                                                                      -----------
Total Commercial Paper (Cost $5,032,785) ..................................................             5,032,785
                                                                                                      -----------
Total Investments (Cost $55,937,297) - 102.3% .............................................            62,391,090
Cash and Other Assets, Less Liabilities - (2.3%) ..........................................            (1,378,650)
                                                                                                      -----------
Net Assets - 100.0% .......................................................................           $61,012,440
                                                                                                      ===========

Federal Income Tax Information:
At April 30, 2001, the net unrealized appreciation of
 investments based on cost for federal income tax purposes of
 $56,208,044 was as follows:
Aggregate gross unrealized appreciation for all investments in
 which there is an excess of value over tax cost ..........................................           $ 8,239,837
Aggregate gross unrealized depreciation for all investments in
 which there is an excess of tax cost over value ..........................................            (2,056,791)
                                                                                                      -----------
                                                                                                      $ 6,183,046
                                                                                                      ===========

------------------------------------------------------------------------------------------------------------------
ADR  Stands for American Depositary Receipt, representing ownership of foreign securities.
*    Non-income-producing securities.
TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time.
     Although the unit price has been established, the principal value has not been finalized.
+    Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at
     April 30, 2001 were $1,462,376 and $1,468,925 (2.41% of net assets), respectively.
(+)  Security restricted as to public resale. At April 30, 2001, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at April 30, 2001 were
     $364,918 and $98,772 (0.16% of net assets), respectively.
[ ]  Security is in default.
#    Security valued under consistently applied procedures established by the Trustees.

Futures contracts open at April 30, 2001, are as follows:

                                                                                                     UNREALIZED
                                                                           EXPIRATION               APPRECIATION
    TYPE                                      NOTIONAL AMOUNT                MONTH                 (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                $100,000                 June, 2001                  $5,050
2 Year U.S. Treasury Note                          400,000                 June, 2001                     504
5 Year U.S. Treasury Note                          500,000                 June, 2001                     488
10 Year U.S. Treasury Note                         200,000                 June, 2001                   1,406
10 Year U.S. Agency                                100,000                 June, 2001                  (2,335)
                                                                                                       ------
                                                                                                       $5,113
                                                                                                       ======

Forward currency exchange contracts outstanding at April 30, 2001, are as follows:
                                                                                                           UNREALIZED
                                                                                              CONTRACT    APPRECIATION    DELIVERY
TRANSACTION                                                                 TOTAL VALUE        PRICE     (DEPRECIATION)     DATE
-----------------------------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, Buy U.S. dollars                                        125,000 CAD   0.65860 CAD  $     951         5/09/01
Sell Canadian dollars, Buy U.S. dollars                                        200,000 CAD   0.65658 CAD      1,118         5/09/01
Sell Canadian dollars, Buy U.S. dollars                                         51,000 CAD   0.64218 CAD       (450)        5/09/01
Sell Canadian dollars, Buy U.S. dollars                                        500,000 CAD   0.64518 CAD     (2,906)        5/09/01
Sell Euro, Buy U.S. dollars                                                    160,000 EUR   0.93440 EUR      7,561         5/09/01
Sell Euro, Buy U.S. dollars                                                    260,000 EUR   0.93440 EUR     12,286         5/09/01
Sell Euro, Buy U.S. dollars                                                     18,000 EUR   0.90522 EUR        328         5/21/01
Sell Euro, Buy U.S. dollars                                                     92,180 EUR   0.90735 EUR      1,875         5/21/01
Sell Euro, Buy U.S. dollars                                                     41,000 EUR   0.88869 EUR         69         5/21/01
Sell Euro, Buy U.S. dollars                                                     30,000 EUR   0.89646 EUR        302         7/09/01
Sell Japanese yen, Buy U.S. dollars                                        120,900,706 JPY   0.00839 JPY      8,252        12/28/01
Buy Japanese yen, Sell U.S. dollars                                         42,213,734 JPY   0.00819 JPY      2,888         5/01/01
Sell New Zealand dollars, Buy U.S. dollars                                     258,000 NZD   0.42400 NZD      4,255         5/21/01
Sell New Zealand dollars, Buy U.S. dollars                                     349,000 NZD   0.42500 NZD     (1,375)        5/21/01
Sell New Zealand dollars, Buy U.S. dollars                                     340,000 NZD   0.40850 NZD       (268)        6/07/01
Sell New Zealand dollars, Buy U.S. dollars                                     380,000 NZD   0.41184 NZD     (4,241)        6/07/01
Buy New Zealand dollars, Sell U.S. dollars                                     421,249 NZD   0.41250 NZD        295         5/01/01
                                                                                                          ---------
                                                                                                          $  30,940
                                                                                                          =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

ASSETS
Investments, at value** (Cost $55,937,297) (Note 1) .......      $62,391,090
Collateral for securities on loan .........................        5,803,745
Cash ......................................................              477
Receivable for securities sold ............................          823,938
Interest and dividends receivable .........................          229,586
Receivable from Distributor (Note 3) ......................           57,220
Receivable for open forward contracts .....................           40,180
Other assets ..............................................          112,763
                                                                 -----------
                                                                  69,458,999
LIABILITIES
Payable for collateral received on securities loaned ......        5,803,745
Payable for securities purchased ..........................        2,264,018
Accrued management fee (Note 2) ...........................           35,765
Accrued transfer agent and shareholder services
  (Note 2) ................................................           21,378
Accrued trustees' fees (Note 2) ...........................           11,706
Payable for open forward contracts ........................            9,240
Payable for fund shares redeemed ..........................            6,483
Accrued administration fee (Note 2) .......................            4,690
Payable for variation margin ..............................              688
Other accrued expenses ....................................          288,846
                                                                 -----------
                                                                   8,446,559
                                                                 -----------
NET ASSETS                                                       $61,012,440
                                                                 ===========
Net Assets consist of:
  Undistributed net investment income .....................        $  94,147
  Unrealized appreciation of investments ..................        6,453,793
  Unrealized appreciation of forward contracts
    and foreign currency ..................................           31,184
  Unrealized appreciation of futures contracts ............            5,113
  Accumulated net realized gain ...........................          730,916
  Paid-in capital .........................................       53,697,287
                                                                 -----------
                                                                 $61,012,440
                                                                 ===========
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($61,012,440 / 5,820,339 shares) ........................           $10.48
                                                                      ======
----------------------------------------------------------------------------
**Includes securities on loan valued at $5,671,623.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $4,469 (Note 1) ..............   $  592,559
Dividends ......................................................      201,151
                                                                   ----------
                                                                      793,710
EXPENSES
Management fee (Note 2) ........................................      220,434
Custodian fee ..................................................       93,240
Transfer agent and shareholder services (Note 2) ...............       47,650
Administration fee (Note 2) ....................................       40,410
Reports to shareholders ........................................       16,180
Audit fee ......................................................       11,300
Trustees' fees (Note 2) ........................................        8,760
Registration fees ..............................................        7,280
Legal fees .....................................................        4,077
Miscellaneous ..................................................        3,927
                                                                   ----------
                                                                      453,258
Expenses borne by the Distributor (Note 3) .....................     (129,954)
                                                                   ----------
                                                                      323,304
                                                                   ----------
Net investment income ..........................................      470,406
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ...............    1,029,528
Net realized gain on foreign currency and forward
   contracts (Note 1) ..........................................        5,956
Net realized loss on futures contracts (Note 1) ................         (959)
                                                                   ----------
  Total net realized gain ......................................    1,034,525
                                                                   ----------
Change in unrealized depreciation of investments ...............     (328,766)
Change in unrealized appreciation of foreign currency
  and forward contracts.........................................        2,596
Change in unrealized appreciation of futures contracts .........        6,507
                                                                   ----------
  Total change in unrealized depreciation ......................     (319,663)
                                                                   ----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts ..............................      714,862
                                                                   ----------
Net increase in net assets resulting from operations ...........   $1,185,268
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                    YEAR ENDED          APRIL 30, 2001
                                                                 OCTOBER 31, 2000        (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................      $ 1,382,283            $   470,406
Net realized gain on investments, foreign currency, forward
  contracts and futures contracts ...........................        8,588,144              1,034,525
Net unrealized depreciation of investments, foreign currency,
  forward contracts and futures contracts ...................         (617,718)              (319,663)
                                                                   -----------            -----------
Net increase resulting from operations ......................        9,352,709              1,185,268
                                                                   -----------            -----------
Dividends from net investment income -
   Class S ..................................................       (1,021,200)              (764,832)
                                                                   -----------            -----------
Distributions from capital gains -
  Class S ...................................................       (1,625,786)            (9,099,473)
                                                                   -----------            -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares ..............................        3,933,244              1,445,796
  Net asset value of shares issued in payment of:
    Dividends from net investment income ....................          348,148                233,049
    Distributions from capital gains ........................        1,625,782              9,099,463
  Cost of shares repurchased ................................       (9,801,243)            (1,625,635)
                                                                   -----------            -----------
Net increase (decrease) from fund share
  transactions ..............................................       (3,894,069)             9,152,673
                                                                   -----------            -----------
Total increase in net assets.................................        2,811,654                473,636
NET ASSETS
Beginning of period .........................................       57,727,150             60,538,804
                                                                   -----------            -----------
End of period (including undistributed
  net investment income of $388,573
  and $94,147, respectively) ................................      $60,538,804            $61,012,440
                                                                   ===========            ===========
Number of Class S shares:
  Sold ......................................................          320,814                136,484
  Issued upon reinvestment of:
    Dividends from net investment income ....................           29,185                 23,394
    Distributions from capital gains ........................          139,672                908,130
  Repurchased ...............................................         (796,840)              (155,790)
                                                                   -----------            -----------
  Net increase (decrease) in fund shares                              (307,169)               912,218
                                                                   ===========            ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1

State Street Research Strategic Portfolios: Aggressive (the "fund") is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research Strategic Portfolios: Aggressive, State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Concentrated Growth Fund, State Street Research Health Sciences Fund and State Street Research International Equity Fund.

The investment objective of the fund is to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

The fund is authorized to issue five classes of shares. Only Class S shares are presently available for purchase. Class A, Class B(1), Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of 5.75% and pay an annual service charge of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and paid annual service and distribution fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At April 30, 2001, the value of the securities loaned and the value of collateral were $5,671,623 and $5,803,745 (all consisting of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended April 30, 2001, income from securities lending amounted to $9,423 and is included in interest income.

I. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

J. CHANGE IN ACCOUNTING PRINCIPLE
In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and discount on all fixed income securities. Upon initial adoption, the fund will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the fund's net asset value, but will change the classifications of certain amounts between interest income and realized and unrealized gain/loss allocated from the Portfolio to the fund in the Statement of Operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2001, the fees pursuant to such agreement amounted to $220,434.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended April 30, 2001 the amount of such expenses was $43,230.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,760 during the six months ended April 30, 2001.

The fund pays the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research Funds. During the six months ended April 30, 2001, the amount of such expenses was $40,410.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended April 30, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $129,954.

NOTE 4

For the six months ended April 30, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $48,030,770 and $48,534,335 (including $7,804,018 and $10,393,488 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund will pay annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 2001, MetLife owned 4,050,232 Class S shares of the fund.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                        CLASS A
                         -------------------------------------------
                                         YEAR ENDED
                                          OCTOBER 31,       NOVEMBER 1, 1996
                                             1996(a)      TO MARCH 27, 1997(a)
------------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF PERIOD ($)      10.93              12.45
                                            ------             ------
  Net investment income ($)*                  0.14               0.10
  Net realized and unrealized gain on
    investments, foreign currency and
    forward contracts ($)                     1.79               0.41
                                            ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)          1.93               0.51
                                            ------             ------
  Dividends from net investment
    income ($)                               (0.17)             (0.13)
  Distributions from capital gains ($)       (0.24)             (1.48)
                                            ------             ------
TOTAL DISTRIBUTIONS ($)                      (0.41)             (1.61)
                                            ------             ------
NET ASSET VALUE, END OF PERIOD ($)           12.45              11.35
                                            ======             ======
Total return(b) (%)                          18.05               4.18(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      623               --
Ratio of operating expenses to
  average net assets (%)*                     1.35               1.35(d)
Ratio of net investment income to
  average net assets (%)*                     1.43               1.69(d)
Portfolio turnover rate (%)                 145.59             136.48
*Reflects voluntary reduction
 of expenses  per share of
 these  amounts (Note 3) ($)                  0.01               0.02

                                                                          CLASS S
                         ----------------------------------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31
                                                                                                               SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        APRIL 30, 2001
                             1996(a)            1997(a)          1998(a)           1999(a)         2000(a)       (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      10.94             12.43             13.18            11.44           11.07             12.33
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.22              0.22              0.21             0.20            0.27              0.08
  Net realized and
    unrealized gain on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)               1.74              2.27              0.17             1.25            1.50              0.07
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.96              2.49              0.38             1.45            1.77              0.15
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.23)            (0.26)            (0.24)           (0.15)          (0.20)            (0.15)
  Distributions from
    capital gains ($)          (0.24)            (1.48)            (1.88)           (1.67)          (0.31)            (1.85)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.47)            (1.74)            (2.12)           (1.82)          (0.51)            (2.00)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.43             13.18             11.44            11.07           12.33             10.48
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            18.37             22.54              3.69            13.89           16.27              2.02 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period ($ thousands)          63,272            77,753            55,848           57,727          60,539            61,012
Expense ratio (%)*              1.10              1.10              1.10             1.10            1.10              1.10 (d)
Expense ratio after
  expense reductions (%)*       1.10              1.10              1.10             1.10            1.10              1.10 (d)
Ratio of net investment
  income to average net
  assets (%)*                   1.78              1.79              1.81             1.82            2.22              1.60 (d)
Portfolio turnover rate(%)    145.59            136.48            124.15           108.44          138.29             86.78
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.03              0.02              0.02             0.02            0.04              0.02
-------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
STRATEGIC PORTFOLIOS: AGGRESSIVE           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President and Chief
Boston, MA 02111                           Chief Executive Officer                Executive Officer
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN BORZILLERI                        Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BRUCE A. EBEL                          BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                JOH H. KALLIS                          President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.
One Financial Center                       MARK A. MARINELLA                      STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Former Senior Vice President
                                                                                  for Finance and Operations and
SHAREHOLDER SERVICES                       THOMAS P. MOORE, JR.                   Treasurer, The Pennsylvania
State Street Research                      Vice President                         State University
Service Center
P.O. Box 8408                              E.K. EASTON RAGSDALE, JR.
Boston, MA 02266-8408                      Vice President                         DEAN O. MORTON
1-87-SSR-FUNDS (1-877-773-8637)                                                   Former Executive Vice President,
                                           JAMES M. WEISS                         Chief Operating Officer and
CUSTODIAN                                  Vice President                         Director, Hewlett-Packard
State Street Bank and                                                             Company
Trust Company                              KENNARD WOODWORTH, JR.
225 Franklin Street                        Vice President
Boston, MA 02110                                                                  SUSAN M. PHILLIPS
                                           DOUGLAS A. ROMICH                      Dean, School of Business and
LEGAL COUNSEL                              Treasurer                              Public Management, George
Goodwin Procter LLP                                                               Washington University; former
Exchange Place                             EDWARD T. GALLIVAN, JR.                Member of the Board of Governors
Boston, MA 02109                           Assistant Treasurer                    of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                           FRANCIS J. MCNAMARA, III               the Commodity Futures Trading
                                           Secretary and General Counsel          Commission

                                           DARMAN A. WING
                                           Assistant Secretary and                TOBY ROSENBLATT
                                           Assistant General Counsel              President,
                                                                                  Founders Investments Ltd.
                                           SUSAN E. BREEN
                                           Assistant Secretary
                                                                                  MICHAEL S. SCOTT MORTON
                                           AMY L. SIMMONS                         Jay W. Forrester Professor of
                                           Assistant Secretary                    Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH PORTFOLIOS: AGGRESSIVE               ------------------
One Financial Center                                            PRSRT STD
Boston, MA 02111-2690                                             AUTO
                                                            U.S. POSTAGE PAID
                                                              HOLLISTON, MA
                                                              PERMIT NO. 20
                                                           ------------------

QUESTIONS? COMMENTS?

E-MAIL us at:
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WRITE us at:
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[logo] State Street Research

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be accompanied or preceded by a current State Street Research Strategic Portfolios: Aggressive prospectus.

When used after June 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER: (exp0602) SSR-LD                                   SP-1944-0601